Risk Management	12 Months Ended
Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Risk Management
Credit risk management
(audited)
The risk of loss to the Group from the
failure of clients, customers or
counterparties, including sovereigns, to
fully honour their obligations to the Group,
including the whole and timely payment of
principal, interest, collateral and other
receivables.
Overview
The credit risk that the Group faces arises
from wholesale and retail loans and
advances together with the counterparty
credit risk arising from derivative contracts
with clients; trading activities, including:
•debt securities, settlement balances
with market counterparties, fair value
through other comprehensive income
(FVOCI) assets and reverse repurchase
loans.
Credit risk management objectives are to:
•maintain a framework of controls to
oversee credit risk
•identify, assess and measure credit risk
clearly and accurately across the Group
and within each separate business, from
the level of individual facilities up to the
total portfolio
•control and plan credit risk taking in line
with external stakeholder expectations,
including risk return objectives, and
avoiding undesirable concentrations
•monitor credit risk and adherence to
agreed controls.
Organisation, roles and responsibilities
The first line of defence has primary
responsibility for managing credit risk
within the risk appetite and limits set by the
Risk function, supported by a defined set
of policies, standards and controls. In the
entities, business risk committees
(attended by the first line) monitor and
review the credit risk profile of each
business unit where the most material
issues are escalated to the Retail Credit
Risk Management Committee, Wholesale
Credit Risk Management Committee and
Group Risk Committee.
Wholesale and retail portfolios are
managed separately to reflect the differing
nature of the assets; wholesale balances
tend to be larger and are managed on an
individual basis, while retail balances are
greater in number but lesser in value and
are, therefore, managed in aggregated
segments.
The responsibilities of the credit risk
management teams in the businesses, the
sanctioning team and other shared
services include: sanctioning new credit
agreements (principally wholesale); setting
strategies for approval of transactions
(principally retail); setting risk appetite;
monitoring risk against limits and other
parameters; maintaining robust
processes, data gathering, quality, storage
and reporting methods for effective credit
risk management; performing effective
turnaround and workout scenarios for
wholesale portfolios via dedicated
restructuring and recoveries teams;
maintaining robust collections and
recovery processes/units for retail
portfolios; and review and validation of
credit risk measurement models.
The credit risk management teams in each
legal entity are accountable to the relevant
Legal Entity CRO, who reports to the
Group CRO.
For wholesale portfolios, credit risk
managers are organised in sanctioning
teams by geography, industry and/or
product. In wholesale portfolios, credit risk
approval is undertaken by experienced
credit risk professionals operating within a
clearly defined delegated authority
framework, with only the most senior
credit officers assigned the higher levels of
delegated authority. The largest credit
exposures, which are outside the Risk
Sanctioning Unit or Risk Distribution
Committee authority, require the support
of a legal entity Senior Credit Officer. For
exposures in excess of the legal entity
Senior Credit Officer’s authority, approval
by Group Senior Credit Officer/Board Risk
Committee is also required. The Group
Credit Risk Committee, attended by legal
entity Senior Credit Officers, provides a
formal mechanism for the Group Senior
Credit Officer to exercise the highest level
of credit authority over the most material
Group single name exposures.
Credit risk mitigation
The Group employs a range of techniques
and strategies to actively mitigate credit
risks. These can broadly be divided into
three types:
•netting and set-off
•collateral
•risk transfer.
Netting and set-off
Credit risk exposures can be reduced by
applying netting and set-off. For derivative
transactions, the Group’s normal practice
is, on a legal entity basis, to enter into
standard master agreements with
counterparties (e.g. ISDAs). These master
agreements typically allow for netting of
credit risk exposure to a counterparty
resulting from derivative transactions
against the obligations to the counterparty
in the event of default, and so produce a
lower net credit exposure. These
agreements may also reduce settlement
exposure (e.g. for foreign exchange
transactions) by allowing payments on the
same day in the same currency to be set-
off against one another.
Collateral
The Group has the ability to call on
collateral in the event of default of the
counterparty, comprising:
•home loans: a fixed charge over
residential property in the form of
houses, flats and other dwellings
•wholesale lending: a fixed charge over
commercial property and other physical
assets, in various forms
•other retail lending: includes charges
over other physical assets; second lien
charges over residential property; and
finance lease receivables
•derivatives: the Group also often seeks
to enter into a margin agreement (e.g.
Credit Support Annex) with
counterparties with which the Group has
master netting agreements in place.
These annexes to master agreements
provide a mechanism for further
reducing credit risk, whereby collateral
(margin) is posted on a regular basis
(typically daily) to collateralise the mark
to market exposure of a derivative
portfolio measured on a net basis
•reverse repurchase agreements:
collateral typically comprises highly liquid
securities which have been legally
transferred to the Group subject to an
agreement to return them for a fixed
price
•financial guarantees and similar off-
balance sheet commitments: cash
collateral may be held against these
arrangements.
Risk transfer
A range of instruments including
guarantees, credit insurance, credit
derivatives and securitisation can be used
to transfer credit risk from one
counterparty to another. These mitigate
credit risk in three main ways:
•if the risk is transferred to a
counterparty which is more
creditworthy than the original
counterparty, then overall credit risk is
reduced
•where recourse to the first counterparty
remains, both counterparties must
default before a loss materialises. This is
less likely than the default of either
counterparty individually so credit risk is
reduced.
•first loss exposures across pools of
credit risk can be hedged via synthetic
securitisation structures, typically via
CLN (credit lending notes) issuance. As
these are fully funded upfront they
provide for a direct reduction in credit
risk exposure on referenced pools.

+	Detailed policies are in place to appropriately recognise and record credit risk mitigation. For more information, refer to pages 131 to 134 of the Barclays PLC Pillar 3 Report 2023 (unaudited).

Governance and oversight of ECLs under
IFRS 9
The Group’s organisational structure and
internal governance processes oversee
the estimation of ECL across several
areas, including: i) setting requirements in
policy, including key assumptions and the
application of key judgements; ii) the
design and execution of models; and iii)
review of ECL results.
i) Impairment policy requirements are set
and reviewed regularly, at a minimum
annually, to maintain adherence to
accounting standards. Key judgements
inherent in policy, including the estimated
life of revolving credit facilities and the
quantitative criteria for assessing the
significant increase in credit risk (SICR), are
separately supported by analytical study. In
particular, the quantitative thresholds used
for assessing SICR are subject to a number
of internal validation criteria, particularly in
retail portfolios where thresholds decrease
as the origination Probability of Default
(PD) of each facility increases. Key policy
requirements are also aligned to the
Group’s credit risk management strategy
and practices, for example, wholesale
customers that are risk managed on an
individual basis are assessed for ECL on an
individual basis upon entering Stage 3;
furthermore, key internal risk management
indicators of high risk are used to set SICR
policy, for example, retail customers
identified as high risk account
management are automatically deemed to
have met the SICR criteria.
ii) ECL is estimated in line with internal
policy requirements using models which
are validated by a qualified independent
party to the model development area, the
Independent Validation Unit (IVU), before
first use and on a regular basis, at a
minimum every three years. Each model is
designated an owner who is responsible
for:
•model maintenance: monitoring of
model performance including
backtesting by comparing predicted
ECL versus flow into stage 3 and
coverage ratios; proposing material
changes for independent IVU approval;
and recalibrating model parameters on
more timely data
•proposing post-model adjustments
(PMA) to address model weaknesses or
to account for situations where known
or expected risk factors and information
have not been considered in the
modelling process. All PMAs relating to
model deficiencies, regardless of value
are approved by IVU for a set time
period. PMAs representing Expert
Judgement are validated by Risk, as the
second line of defence and approved for
a set time period. The most material
PMAs are also approved by the CRO.
Models must also assess ECL across a
range of future economic conditions.
These economic scenarios are generated
via an independent model and ultimately
set by the Senior Scenario Review
Committee. Economic scenarios are
regenerated at a minimum twice annually
but more frequently if deemed
appropriate, and also to align with the
Group’s medium term planning exercise.
Each model used in the estimation of ECL,
including key inputs, are governed by a
series of internal controls, which include
the validation of completeness and
accuracy of data in golden source
systems, documented data
transformations and documented lineage
of data transfers between systems.
iii) The Group Impairment Committee,
formed of members from both Finance
and Risk and attended by both the Group
Finance Director and the Group CRO, is
responsible for overseeing impairment
policy and practice across the Group and
will approve impairment results. Reported
results and key messages are
communicated to the BAC, which has an
oversight role and provides challenge of
key assumptions, including the basis of the
scenarios adopted. Impairment results are
then factored into management decision
making, including but not limited to,
business planning, risk appetite setting and
portfolio management.
Market risk management
(audited)
The risk of loss arising from potential
adverse changes in the value of the
Group’s assets and liabilities from
fluctuation in market variables including,
but not limited to, interest rates, foreign
exchange, equity prices, commodity
prices, credit spreads, implied volatilities
and asset correlations.
Overview
Market risk arises primarily as a result of
client facilitation in wholesale markets,
involving market-making activities, risk
management solutions and execution of
syndications. Upon execution of a trade
with a client, the Group will look to hedge
against the risk of the trade moving in an
adverse direction. Mismatches between
client transactions and hedges result in
market risk due to changes in asset prices,
volatility or correlations.
Organisation, roles and responsibilities
Market risk in the businesses resides
primarily in Barclays International and
Treasury. These businesses have the
mandate to assume market risk. The front
office and Treasury trading desks are
responsible for managing market risk on a
day-to-day basis, where they are required
to understand and adhere to all limits
applicable to their businesses. The Market
Risk team supports the trading desks with
the day-to-day limit management of
market risk exposures through
governance processes which are outlined
in supporting market risk policies and
standards.
Market risk oversight and challenge is
provided by business committees and
Group committees, including the Market
Risk Committee (MRC).
The objectives of market risk management
are to:
•identify, understand and control market
risk by robust measurement, limit
setting, reporting and oversight
•facilitate business growth within a
controlled and transparent risk
management framework
•control market risk in the businesses
according to the allocated appetite.
To meet the above objectives, a
governance structure is in place to
manage these risks consistent with the
ERMF.
The BRC recommends market risk
appetite to the Board for their approval.
The Market Risk Principal Risk Lead (PR
Lead) is responsible for the Market Risk
Control Framework and, under delegated
authority from the Group CRO, agrees
with the business CROs a limit framework
within the context of the approved market
risk appetite.
The Market Risk Committee (MRC) reviews
and makes recommendations concerning
the group-wide market risk profile. This
includes overseeing the operation of the
Market Risk Framework and associated
policies and standards, monitoring market
and regulatory changes, and reviewing limit
utilisation levels. The committee is chaired
by the PR Lead and attendees include the
business heads of market risk and business
aligned market risk managers.
In addition to MRC, the Corporate and
Investment Bank Risk Committee (‘CIBRC’)
is the main forum in which market risk
exposures are discussed and reviewed
with senior business heads. The
Committee is chaired by the CRO of
Barclays International and meets weekly,
covering current market events, notable
market risk exposures, and key risk topics.
New business initiatives are generally
socialised at CIBRC before any changes to
risk appetite or associated limits are
considered in other governance
committees.
The head of each business is accountable
for all market risks associated with its
activities, while the head of the market risk
team covering each business is
responsible for implementing the risk
control framework for market risk.
For more information on market risk
management, refer to the Barclays PLC
Pillar 3 Report 2023 (unaudited).
Management value at risk (VaR)
VaR is an estimate of the potential loss
arising from unfavourable market
movements if the current positions were
to be held unchanged for one business
day. For internal market risk management
purposes, a historical simulation
methodology with a one-year equally
weighted historical period, at the 95%
confidence level is used for all trading
books and some banking books.
Limits are applied at the total level as well
as by risk factor type, which are then
cascaded down to particular trading desks
and businesses by the market risk
management function.

+	See the market risk performance section for a review of management VaR.

Treasury and capital risk
management
This comprises:
Liquidity risk: The risk that the Group is
unable to meet its contractual or
contingent obligations or that it does not
have the appropriate amount, tenor and
composition of funding and liquidity to
support its assets.
Capital risk: The risk that the Group has an
insufficient level or composition of capital
to support its normal business activities
and to meet its regulatory capital
requirements under normal operating
environments and stressed conditions
(both actual and as defined for internal
planning or regulatory testing purposes).
This also includes the risk from the Group’s
pension plans.
Interest rate risk in the banking book: The
risk that the Group is exposed to capital or
income volatility because of a mismatch
between the interest rate exposures of its
(non-traded) assets and liabilities.
The Treasury function manages treasury
and capital risk exposure on a day-to-day
basis with the Group Treasury Committee
acting as the principal management body.
The Treasury and Capital Risk function is
responsible for oversight and provides
insight into key capital, liquidity, interest
rate risk in the banking book (IRRBB) and
pension risk management activities.
Liquidity risk management
(audited)
Overview
The efficient management of liquidity is
essential to the Group in order to retain
the confidence of the financial markets
and maintain the sustainability of the
business. Treasury and Capital Risk have
created a framework to manage all liquidity
risk exposures under both normal and
stressed conditions. The framework is
designed to maintain liquidity resources
that are sufficient in amount, quality and
funding tenor profile to remain within the
liquidity risk appetite as expressed by the
Barclays PLC Board. The liquidity risk
appetite is monitored against both internal
and regulatory liquidity metrics.
Organisation, roles and responsibilities
Treasury has the primary responsibility for
managing liquidity risk within the set risk
appetite. Both Risk and Treasury
contribute to the production of the
Internal Liquidity Adequacy Assessment
Process (ILAAP). The Treasury and Capital
Risk function is responsible for the
management and governance of the
liquidity risk mandate, as defined by the
Board.
The framework established by Treasury
and Capital Risk is designed to deliver the
appropriate term and structure of funding,
consistent with the liquidity risk appetite
set by the Board. The framework
incorporates a range of ongoing business
management tools to monitor, limit and
stress test the Group’s balance sheet,
contingent liabilities and the recovery plan.
Limit setting and transfer pricing are tools
designed to control the level of liquidity risk
taken and drive the appropriate mix of
funds. Adherence to limits reduces the
likelihood that a liquidity stress event could
lead to an inability to meet Group’s
obligations as they fall due.
The Board approves the Group funding
plan, internal stress tests, regulatory stress
test results, recovery plan and liquidity risk
appetite. The Group Treasury Committee
is responsible for monitoring and
managing liquidity risk in line with the
Group’s funding management objectives,
funding plan and risk appetite. The
Treasury and Capital Risk Committee
monitors and reviews the liquidity risk
profile and control environment, providing
second line oversight of the management
of liquidity risk. The BRC reviews the risk
profile, and reviews liquidity risk appetite at
least annually and the impact of stress
scenarios on the Group funding plan/
forecast in order to agree the Group’s
projected funding abilities.
Capital risk management
(audited)
Overview
Capital risk is managed through ongoing
monitoring and management of the capital
and leverage position, regular stress
testing and a robust capital governance
framework. The objectives of the
framework are to maintain adequate
capital for the Group and legal entities to
withstand the impact of the risks that may
arise under normal and stressed
conditions, and maintain adequate capital
to cover current and forecast business
needs and associated risks to provide a
viable and sustainable business offering.
The Group  aims to prudently manage its
overall leverage position (including risk of
excessive leverage) by utilising plausible
stress scenarios, reviewing and deploying
management actions in response to
deteriorating economic and commercial
positions.  In order to manage contingent
leverage risk, the Group considers the
context from which the business
consumption arises, the impact of client
utilisation on leverage and the available
actions to manage.
Organisation, roles and responsibilities
Treasury has the primary responsibility for
managing and monitoring capital
adequacy. The Treasury and Capital Risk
function provides oversight of capital risk.
Production of the Barclays PLC Internal
Capital Adequacy Assessment Process
(ICAAP) is the responsibility of Treasury.
Capital risk management is underpinned by
a control framework and policy. The capital
management strategy, outlined in the
Group and legal entity capital plans, is
developed in alignment with the control
framework and policy for capital risk, and is
implemented consistently in order to
deliver on the Group’s objectives.
The Board approves the Group capital
plan, internal stress tests and results of
regulatory stress tests, and the Group
recovery plan. The Group Treasury
Committee is responsible for monitoring
and managing capital risk in line with the
Group’s capital management objectives,
capital plan and risk frameworks. The
Treasury and Capital Risk Committee
monitors and reviews the capital risk profile
and control environment, providing
second line oversight of the management
of capital risk. The BRC reviews the risk
profile, and reviews risk appetite at least
annually and the impact of stress scenarios
on the Group capital plan/forecast in order
to agree the Group’s projected capital
adequacy.
Local management assures compliance
with an entity’s minimum regulatory capital
requirements by reporting to local Asset
and Liability Committees (ALCOs) with
oversight by the Group Treasury
Committee, as required. In 2023, Barclays
complied with all regulatory minimum
capital requirements. Contingent leverage
risk is managed by; i) setting
comprehensive leverage (and RWA)
targets for each business as part of the
Treasury capital management process,
taking into account adherence to early
warning indicators and maintain a healthy
leverage ratio, and; ii) Monitoring execution
of actions taken to course-correct as
necessary.
The Group maintains a number of defined
benefit pension schemes for past and
current employees. The ability of schemes
to meet pension payments is achieved
with investments and contributions.
Pension risk arises because the market
value of pension fund assets might decline;
investment returns might reduce; or the
estimated value of pension liabilities might
increase. The Group monitors the pension
risks arising from its defined benefit
pension schemes and works with the
relevant pension fund’s trustees to
address shortfalls. In these circumstances,
the Group could be required or might
choose to make extra contributions to the
pension fund. The Group’s main defined
benefit scheme was closed to new
entrants in 2012.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
As at 31 December 2023	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	224,634	—	—	—	—	224,634
Cash collateral and settlement balances	108,889	—	—	—	—	108,889
Loans and advances at amortised cost:
Retail mortgages	171,512	—	(13)	(171,484)	—	15
Retail credit cards	34,221	—	—	—	—	34,221
Retail other	9,952	—	(1,028)	(2,329)	(39)	6,556
Corporate loans	127,062	(3,876)	(1,117)	(61,892)	(14,716)	45,461
Total loans and advances at amortised cost	342,747	(3,876)	(2,158)	(235,705)	(14,755)	86,253
Of which credit-impaired (Stage 3):
Retail mortgages	1,996	—	—	(1,994)	—	2
Retail credit cards	387	—	—	—	—	387
Retail other	317	—	(23)	(263)	—	31
Corporate loans	1,956	—	(4)	(1,098)	(546)	308
Total credit-impaired loans and advances at amortised cost	4,656	—	(27)	(3,355)	(546)	728
Debt securities at amortised cost	56,749	—	—	(956)	(156)	55,637
Reverse repurchase agreements and other similar secured lending	2,594	—	—	(2,594)	—	—
Trading portfolio assets:
Debt securities	75,498	—	—	(521)	—	74,977
Traded loans	12,653	—	—	(189)	—	12,464
Total trading portfolio assets	88,151	—	—	(710)	—	87,441
Financial assets at fair value through the income statement:
Loans and advances	47,639	—	(47)	(41,334)	(4)	6,254
Debt securities	2,586	—	—	(221)	—	2,365
Reverse repurchase agreements	149,131	—	(3,416)	(145,292)	—	423
Other financial assets	110	—	—	—	—	110
Total financial assets at fair value through the income statement	199,466	—	(3,463)	(186,847)	(4)	9,152
Derivative financial instruments	256,836	(198,809)	(31,211)	(10,036)	(3,791)	12,989
Financial assets at fair value through other comprehensive income	71,830	—	—	(362)	(198)	71,270
Other assets	2,197	—	(1)	—	—	2,196
Assets held for sale	3,855	—	—	—	—	3,855
Total on-balance sheet	1,357,948	(202,685)	(36,833)	(437,210)	(18,904)	662,316

Off-balance sheet:
Contingent liabilities	25,340	—	(2,225)	(358)	(283)	22,474
Loan commitments	390,437	—	(1,506)	(41,862)	(1,773)	345,296
Total off-balance sheet	415,777	—	(3,731)	(42,220)	(2,056)	367,770

Total	1,773,725	(202,685)	(40,564)	(479,430)	(20,960)	1,030,086
Off-balance sheet exposures are shown gross of provisions of £504m (2022: £583m). See Note 24 for further details. In addition to the above, the Group holds forward starting reverse repos with notional contract amounts of £54.3bn (2022: £48.4bn). These balances are fully collateralised. Corporate loans at amortised cost  include £5.3bn (2022: £8bn) of BBLS, CBILS and CLBILS supported by UK government guarantees of £5.1bn (2022: £7.6bn), which are included within the Risk transfer column in the table. For further information on credit risk mitigation techniques, refer to the Credit risk management section. Loan commitments reported also include exposures relating to financial assets classified as assets held for sale.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
As at 31 December 2022	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	256,351	—	—	—	—	256,351
Cash collateral and settlement balances	112,597	—	—	—	—	112,597
Loans and advances at amortised cost:
Retail mortgages	173,770	—	(328)	(173,308)	(98)	36
Retail credit cards	34,584	—	—	—	—	34,584
Retail other	15,084	—	(1,208)	(4,184)	(224)	9,468
Corporate loans	129,854	(4,442)	(672)	(60,617)	(17,190)	46,933
Total loans and advances at amortised cost	353,292	(4,442)	(2,208)	(238,109)	(17,512)	91,021
Of which credit-impaired (Stage 3):
Retail mortgages	2,000	—	(1)	(1,996)	—	3
Retail credit cards	425	—	—	—	—	425
Retail other	412	—	(32)	(323)	(3)	54
Corporate loans	2,030	—	(6)	(742)	(709)	573
Total credit-impaired loans and advances at amortised cost	4,867	—	(39)	(3,061)	(712)	1,055
Debt securities at amortised cost	45,487	—	—	(695)	(196)	44,596
Reverse repurchase agreements and other similar secured lending	776	—	—	(776)	—	—
Trading portfolio assets:
Debt securities	55,475	—	—	(530)	—	54,945
Traded loans	13,198	—	—	(250)	(48)	12,900
Total trading portfolio assets	68,673	—	—	(780)	(48)	67,845
Financial assets at fair value through the income statement:
Loans and advances	39,429	—	(17)	(31,544)	(9)	7,859
Debt securities	3,249	—	—	(321)	—	2,928
Reverse repurchase agreements	164,681	—	(3,672)	(160,347)	—	662
Other financial assets	118	—	—	—	—	118
Total financial assets at fair value through the income statement	207,477	—	(3,689)	(192,212)	(9)	11,567
Derivative financial instruments	302,380	(238,337)	(34,547)	(11,434)	(7,275)	10,787
Financial assets at fair value through other comprehensive income	65,054	—	—	(222)	(711)	64,121
Other assets	1,656	—	—	—	—	1,656
Assets held for sale	—	—	—	—	—	—
Total on-balance sheet	1,413,743	(242,779)	(40,444)	(444,228)	(25,751)	660,541

Off-balance sheet:
Contingent liabilities	24,205	—	(1,295)	(1,596)	(280)	21,034
Loan commitments	395,508	—	(129)	(41,917)	(1,666)	351,796
Total off-balance sheet	419,713	—	(1,424)	(43,513)	(1,946)	372,830

Total	1,833,456	(242,779)	(41,868)	(487,741)	(27,697)	1,033,371

Loans and advances at amortised cost by geography (audited)
	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2023	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	146,001	19,123	1,812	166,936	43	77	112	232
Retail credit cards	8,094	2,128	198	10,420	111	492	107	710
Retail other	6,832	1,252	264	8,348	56	117	144	317
Corporate loans[1]	54,257	8,673	1,692	64,622	191	214	346	751
Total UK	215,184	31,176	3,966	250,326	401	900	709	2,010
Retail mortgages	4,201	346	612	5,159	7	28	316	351
Retail credit cards	22,315	3,450	1,522	27,287	412	1,138	1,226	2,776
Retail other	1,637	91	229	1,957	3	1	32	36
Corporate loans	58,248	4,629	862	63,739	96	200	252	548
Total Rest of the world	86,401	8,516	3,225	98,142	518	1,367	1,826	3,711
Total loans and advances at amortised cost	301,585	39,692	7,191	348,468	919	2,267	2,535	5,721
Debt securities at amortised cost	52,869	3,907	—	56,776	11	16	—	27
Total loans and advances at amortised cost including debt securities	354,454	43,599	7,191	405,244	930	2,283	2,535	5,748
Off-balance sheet loan commitments and financial guarantee contracts[2]	374,063	24,208	1,037	399,308	173	287	44	504
Total[3,4]	728,517	67,807	8,228	804,552	1,103	2,570	2,579	6,252

	Net Exposure				Coverage ratio
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2023	£m	£m	£m	£m	%	%	%	%
Retail mortgages	145,958	19,046	1,700	166,704	—	0.4	6.2	0.1
Retail credit cards	7,983	1,636	91	9,710	1.4	23.1	54.0	6.8
Retail other	6,776	1,135	120	8,031	0.8	9.3	54.5	3.8
Corporate loans[1]	54,066	8,459	1,346	63,871	0.4	2.5	20.4	1.2
Total UK	214,783	30,276	3,257	248,316	0.2	2.9	17.9	0.8
Retail mortgages	4,194	318	296	4,808	0.2	8.1	51.6	6.8
Retail credit cards	21,903	2,312	296	24,511	1.8	33.0	80.6	10.2
Retail other	1,634	90	197	1,921	0.2	1.1	14.0	1.8
Corporate loans	58,152	4,429	610	63,191	0.2	4.3	29.2	0.9
Total Rest of the world	85,883	7,149	1,399	94,431	0.6	16.1	56.6	3.8
Total loans and advances at amortised cost	300,666	37,425	4,656	342,747	0.3	5.7	35.3	1.6
Debt securities at amortised cost	52,858	3,891	—	56,749	—	0.4	—	—
Total loans and advances at amortised cost including debt securities	353,524	41,316	4,656	399,496	0.3	5.2	35.3	1.4
Off-balance sheet loan commitments and financial guarantee contracts[2]	373,890	23,921	993	398,804	—	1.2	4.2	0.1
Total[3,4]	727,414	65,237	5,649	798,300	0.2	3.8	31.3	0.8
Notes
1Includes Business Banking, which has a gross exposure of £15.2bn and an impairment allowance of £431m. This comprises £99m impairment allowance on £9.8bn Stage 1 exposure,
£81m on £4.1bn Stage 2 exposure and £251m on £1.3bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.6%.
2Excludes loan commitments and financial guarantees of £16.5bn carried at fair value and includes exposures relating to financial assets classified as assets held for sale.
3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £183.6bn and impairment allowance of £151m. This comprises £16m ECL on £182.8bn Stage 1 exposure, £2m on
£0.6bn  Stage 2 exposure and £133m on £140m Stage 3 exposure.
4The annualised loan loss rate is 46bps after applying the total impairment charge of £1,881m.

Loans and advances at amortised cost by geography (audited)
	Gross exposure				Impairment allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2022	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	145,821	17,735	1,481	165,037	21	49	58	128
Retail credit cards	7,119	2,569	251	9,939	127	493	137	757
Retail other	8,202	1,197	293	9,692	72	138	145	355
Corporate loans[1]	55,187	12,528	2,008	69,723	317	264	360	941
Total UK	216,329	34,029	4,033	254,391	537	944	700	2,181
Retail mortgages	7,851	465	933	9,249	8	24	356	388
Retail credit cards	22,669	3,880	1,129	27,678	331	1,127	818	2,276
Retail other	5,268	271	427	5,966	28	28	163	219
Corporate loans	56,704	4,290	564	61,558	144	160	182	486
Total Rest of the World	92,492	8,906	3,053	104,451	511	1,339	1,519	3,369
Total loans and advances at amortised cost	308,821	42,935	7,086	358,842	1,048	2,283	2,219	5,550
Debt securities at amortised cost	41,724	3,805	—	45,529	9	33	0	42
Total loans and advances at amortised cost including debt securities	350,545	46,740	7,086	404,371	1,057	2,316	2,219	5,592
Off-balance sheet loan commitments and financial guarantee contracts[2]	372,945	30,694	1,180	404,819	245	315	23	583
Total[3,4]	723,490	77,434	8,266	809,190	1,302	2,631	2,242	6,175

	Net Exposure				Coverage ratio
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2022	£m	£m	£m	£m	%	%	%	%
Retail mortgages	145,800	17,686	1,423	164,909	—	0.3	3.9	0.1
Retail credit cards	6,992	2,076	114	9,182	1.8	19.2	54.6	7.6
Retail other	8,130	1,059	148	9,337	0.9	11.5	49.5	3.7
Corporate loans[1]	54,870	12,264	1,648	68,782	0.6	2.1	17.9	1.3
Total UK	215,792	33,085	3,333	252,210	0.2	2.8	17.4	0.9
Retail mortgages	7,843	441	577	8,861	0.1	5.2	38.2	4.2
Retail credit cards	22,338	2,753	311	25,402	1.5	29.0	72.5	8.2
Retail other	5,240	243	264	5,747	0.5	10.3	38.2	3.7
Corporate loans	56,560	4,130	382	61,072	0.3	3.7	32.3	0.8
Total Rest of the World	91,981	7,567	1,534	101,082	0.6	15.0	49.8	3.2
Total loans and advances at amortised cost	307,773	40,652	4,867	353,292	0.3	5.3	31.3	1.5
Debt securities at amortised cost	41,715	3,772	—	45,487	—	0.9	—	0.1
Total loans and advances at amortised cost including debt securities	349,488	44,424	4,867	398,779	0.3	5.0	31.3	1.4
Off-balance sheet loan commitments and financial guarantee contracts[2]	372,700	30,379	1,157	404,236	0.1	1.0	1.9	0.1
Total[3,4]	722,188	74,803	6,024	803,015	0.2	3.4	27.1	0.8
Notes
1Includes Business Banking, which has a gross exposure of £18.1bn and an impairment allowance of £519m. This comprises £149m impairment allowance on £10.5bn Stage 1 exposure,
£121m on £6.0bn Stage 2 exposure and £249m on £1.6bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.8%.
2Excludes loan commitments and financial guarantees of £14.9bn carried at fair value.
3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.1bn and impairment allowance of £163m. This comprises £10m ECL on £178.4bn Stage 1 exposure, £9m on
£1.5bn Stage 2 exposure and £144m on £149m Stage 3 exposure.
4The annualised loan loss rate is 30bps after applying the total impairment charge of £1,220m.
Loans and advances at amortised cost by product (audited)
The table below presents a product breakdown by stages of loans and advances at amortised cost. Also included is a breakdown of
Stage 2 past due balances.

Loans and advances at amortised cost by product (audited)
		Stage 2
As at 31 December 2023	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	150,202	16,834	1,971	664	19,469	2,424	172,095
Retail credit cards	30,409	4,858	392	328	5,578	1,720	37,707
Retail other	8,469	1,094	126	123	1,343	493	10,305
Corporate loans	112,505	12,960	179	163	13,302	2,554	128,361
Total	301,585	35,746	2,668	1,278	39,692	7,191	348,468

Impairment allowance
Retail mortgages	50	73	20	12	105	428	583
Retail credit cards	523	1,257	166	207	1,630	1,333	3,486
Retail other	59	82	18	18	118	176	353
Corporate loans	287	399	8	7	414	598	1,299
Total	919	1,811	212	244	2,267	2,535	5,721

Net exposure
Retail mortgages	150,152	16,761	1,951	652	19,364	1,996	171,512
Retail credit cards	29,886	3,601	226	121	3,948	387	34,221
Retail other	8,410	1,012	108	105	1,225	317	9,952
Corporate loans	112,218	12,561	171	156	12,888	1,956	127,062
Total	300,666	33,935	2,456	1,034	37,425	4,656	342,747

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	—	0.4	1.0	1.8	0.5	17.7	0.3
Retail credit cards	1.7	25.9	42.3	63.1	29.2	77.5	9.2
Retail other	0.7	7.5	14.3	14.6	8.8	35.7	3.4
Corporate loans	0.3	3.1	4.5	4.3	3.1	23.4	1.0
Total	0.3	5.1	7.9	19.1	5.7	35.3	1.6

As at 31 December 2022
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	153,672	15,990	1,684	526	18,200	2,414	174,286
Retail credit cards	29,788	5,731	284	434	6,449	1,380	37,617
Retail other	13,470	1,232	104	132	1,468	720	15,658
Corporate loans	111,891	16,552	159	107	16,818	2,572	131,281
Total	308,821	39,505	2,231	1,199	42,935	7,086	358,842

Impairment allowance
Retail mortgages	29	53	11	9	73	414	516
Retail credit cards	458	1,334	100	186	1,620	955	3,033
Retail other	100	118	22	26	166	308	574
Corporate loans	461	401	13	10	424	542	1,427
Total	1,048	1,906	146	231	2,283	2,219	5,550

Net exposure
Retail mortgages	153,643	15,937	1,673	517	18,127	2,000	173,770
Retail credit cards	29,330	4,397	184	248	4,829	425	34,584
Retail other	13,370	1,114	82	106	1,302	412	15,084
Corporate loans	111,430	16,151	146	97	16,394	2,030	129,854
Total	307,773	37,599	2,085	968	40,652	4,867	353,292

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	—	0.3	0.7	1.7	0.4	17.1	0.3
Retail credit cards	1.5	23.3	35.2	42.9	25.1	69.2	8.1
Retail other	0.7	9.6	21.2	19.7	11.3	42.8	3.7
Corporate loans	0.4	2.4	8.2	9.3	2.5	21.1	1.1
Total	0.3	4.8	6.5	19.3	5.3	31.3	1.5
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. 'Net drawdowns, repayments, net-remeasurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	153,672	29	18,200	73	2,414	414	174,286	516
Transfers from Stage 1 to Stage 2	(9,557)	(2)	9,557	2	—	—	—	—
Transfers from Stage 2 to Stage 1	6,052	22	(6,052)	(22)	—	—	—	—
Transfers to Stage 3	(453)	—	(530)	(13)	983	13	—	—
Transfers from Stage 3	26	1	122	2	(148)	(3)	—	—
Business activity in the year[1]	23,329	13	978	7	26	11	24,333	31
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(11,505)	(8)	(1,136)	65	(502)	27	(13,143)	84
Final repayments	(10,837)	(3)	(1,666)	(9)	(328)	(15)	(12,831)	(27)
Disposals[2]	(525)	(2)	(4)	—	(2)	—	(531)	(2)
Write-offs	—	—	—	—	(19)	(19)	(19)	(19)
As at 31 December 2023	150,202	50	19,469	105	2,424	428	172,095	583
Retail credit cards
As at 1 January 2023	29,788	458	6,449	1,620	1,380	955	37,617	3,033
Transfers from Stage 1 to Stage 2	(2,406)	(68)	2,406	68	—	—	—	—
Transfers from Stage 2 to Stage 1	2,900	590	(2,900)	(590)	—	—	—	—
Transfers to Stage 3	(678)	(27)	(874)	(374)	1,552	401	—	—
Transfers from Stage 3	54	32	31	18	(85)	(50)	—	—
Business activity in the year	2,775	60	332	116	29	25	3,136	201
Refinements to models used for calculation[3]	—	(28)	—	37	—	11	—	20
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(162)	(465)	649	797	(47)	998	440	1,330
Final repayments	(241)	(14)	(70)	(21)	(26)	(19)	(337)	(54)
Transfers to assets held for sale[4]	(1,621)	(15)	(445)	(41)	(92)	(68)	(2,158)	(124)
Disposals[2]	—	—	—	—	(186)	(115)	(186)	(115)
Write-offs	—	—	—	—	(805)	(805)	(805)	(805)
As at 31 December 2023	30,409	523	5,578	1,630	1,720	1,333	37,707	3,486
Retail other
As at 1 January 2023	13,470	100	1,468	166	720	308	15,658	574
Transfers from Stage 1 to Stage 2	(1,179)	(13)	1,179	13	—	—	—	—
Transfers from Stage 2 to Stage 1	463	36	(463)	(36)	—	—	—	—
Transfers to Stage 3	(549)	(4)	(154)	(44)	703	48	—	—
Transfers from Stage 3	33	3	9	4	(42)	(7)	—	—
Business activity in the year	7,302	27	197	23	28	21	7,527	71
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(4,163)	(57)	(247)	31	(146)	115	(4,556)	89
Final repayments	(5,347)	(13)	(358)	(7)	(421)	(44)	(6,126)	(64)
Transfers to assets held for sale[4]	(1,561)	(20)	(288)	(32)	(84)	(60)	(1,933)	(112)
Disposals[2]	—	—	—	—	(134)	(74)	(134)	(74)
Write-offs	—	—	—	—	(131)	(131)	(131)	(131)
As at 31 December 2023	8,469	59	1,343	118	493	176	10,305	353
Notes
1Business activity in the year reported within Retail mortgages includes an acquisition of Kensington Mortgage Company in UK Mortgages of £2.4bn.
2The £531m of disposals reported within Retail mortgages relate to transfer of facilities to a non-consolidated special purpose vehicle for the purpose of securitisation. The £186m  of disposals reported within Retail credit cards include debt sales undertaken during the year. The £134m of disposals reported within Retail other include £64m part sale of Wealth portfolio in Italy and £70m of debt sales undertaken during the year.
3Refinements to models used for calculation reported within Retail credit cards include a £88m movement in UK Cards, £43m movement in US Cards and £(111)m movement in the
German consumer finance business. These reflect model enhancements  made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the  risks inherent across the businesses.
4Transfers to assets held for sale reported within Retail credit cards and Retail other relate to the German consumer finance business.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2023	111,891	461	16,818	424	2,572	542	131,281	1,427
Transfers from Stage 1 to Stage 2	(6,172)	(45)	6,172	45	—	—	—	—
Transfers from Stage 2 to Stage 1	5,592	108	(5,592)	(108)	—	—	—	—
Transfers to Stage 3	(758)	(10)	(1,011)	(27)	1,769	37	—	—
Transfers from Stage 3	195	16	403	22	(598)	(38)	—	—
Business activity in the year	23,213	43	933	29	205	29	24,351	101
Refinements to models used for calculation[1]	—	(61)	—	174	—	—	—	113
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes[2]	2,079	(179)	(1,618)	(73)	(667)	405	(206)	153
Final repayments	(23,149)	(43)	(2,689)	(46)	(406)	(65)	(26,244)	(154)
Disposals[3]	(386)	(3)	(114)	(26)	(108)	(99)	(608)	(128)
Write-offs	—	—	—	—	(213)	(213)	(213)	(213)
As at 31 December 2023	112,505	287	13,302	414	2,554	598	128,361	1,299

Reconciliation of ECL movement to credit impairment charge/(release) for the period
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	23	32	33	88
Retail credit cards	80	51	1,366	1,497
Retail other	(21)	(16)	133	96
Corporate loans	(171)	16	368	213
ECL movements excluding assets held for sale, disposals and write-offs[4]	(89)	83	1,900	1,894
ECL movement on loan commitments and other financial guarantees	(72)	(28)	21	(79)
ECL movement on other financial assets	6	(7)	(11)	(12)
ECL movement on debt securities at amortised cost	2	(17)	—	(15)
Recoveries and reimbursements[5]	4	(4)	(73)	(73)
Total exchange and other adjustments				166
Total credit impairment charge for the year				1,881
Notes
1Refinements to models used for calculation reported within Corporate loans include a £93m movement in Corporate and Investment Bank and £20m movement in Barclaycard
Payments. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review  of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
2'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within Corporate loans also include assets of £0.8bn derecognised due to payment received on defaulted loans from government guarantees issued under government’s Bounce Back Loans Scheme.
3The £608m of disposals reported within Corporate loans relate to debt sales undertaken during the year.
4In 2023, gross write-offs amounted to £1,168m (2022: £1,620m) and post write-off recoveries amounted to £44m (2022: £64m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,124m (2022: £1,556m).
5Recoveries and reimbursements include £29m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts  which provide credit protection over certain assets with third parties and  cash recoveries of previously written off amounts of £44m.

Loan commitments and financial guarantees (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	11,714	—	450	—	6	—	12,170	—
Net transfers between stages	(62)	—	53	—	9	—	—	—
Business activity in the year	4,184	—	—	—	—	—	4,184	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(7,669)	—	(11)	—	(11)	—	(7,691)	—
Limit management and final repayments	(391)	—	(44)	—	—	—	(435)	—
As at 31 December 2023	7,776	—	448	—	4	—	8,228	—

Retail credit cards[1]
As at 1 January 2023	144,957	50	5,435	83	228	—	150,620	133
Net transfers between stages	448	61	(538)	(61)	90	—	—	—
Business activity in the year	19,098	16	224	13	1	—	19,323	29
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(5,863)	(59)	(1,769)	53	(101)	—	(7,733)	(6)
Limit management and final repayments	(13,849)	(9)	(545)	(34)	(76)	—	(14,470)	(43)
As at 31 December 2023	144,791	59	2,807	54	142	—	147,740	113

Retail other[1]
As at 1 January 2023	10,427	5	520	—	80	—	11,027	5
Net transfers between stages	(171)	—	140	—	31	—	—	—
Business activity in the year	1,639	—	1	—	4	—	1,644	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(1,690)	1	(93)	2	(59)	—	(1,842)	3
Limit management and final repayments	(1,598)	—	(33)	—	(12)	—	(1,643)	—
As at 31 December 2023	8,607	6	535	2	44	—	9,186	8

Corporate loans
As at 1 January 2023	205,847	190	24,289	232	866	23	231,002	445
Net transfers between stages	2,416	23	(2,423)	(23)	7	—	—	—
Business activity in the year	54,807	27	2,271	43	39	2	57,117	72
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	3,556	(106)	97	25	206	24	3,859	(57)
Limit management and final repayments	(53,737)	(26)	(3,816)	(46)	(271)	(5)	(57,824)	(77)
As at 31 December 2023	212,889	108	20,418	231	847	44	234,154	383
Note
1Loan commitments reported within Retail credit cards and Retail other also include financial assets classified as held for sale.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2022	148,058	19	19,500	59	2,122	397	169,680	475
Transfers from Stage 1 to Stage 2	(8,747)	(1)	8,747	1	—	—	—	—
Transfers from Stage 2 to Stage 1	7,489	24	(7,489)	(24)	—	—	—	—
Transfers to Stage 3	(400)	—	(725)	(6)	1,125	6	—	—
Transfers from Stage 3	32	1	229	4	(261)	(5)	—	—
Business activity in the year	30,028	10	1,142	7	6	—	31,176	17
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(8,846)	(22)	(1,081)	36	(125)	52	(10,052)	66
Final repayments	(13,942)	(2)	(2,123)	(4)	(426)	(9)	(16,491)	(15)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(27)	(27)	(27)	(27)
As at 31 December 2022	153,672	29	18,200	73	2,414	414	174,286	516

Retail credit cards
As at 1 January 2022	23,654	698	4,287	1,526	1,551	1,092	29,492	3,316
Transfers from Stage 1 to Stage 2	(2,661)	(67)	2,661	67	—	—	—	—
Transfers from Stage 2 to Stage 1	1,554	445	(1,554)	(445)	—	—	—	—
Transfers to Stage 3	(416)	(16)	(542)	(260)	958	276	—	—
Transfers from Stage 3	44	26	9	4	(53)	(30)	—	—
Business activity in the year	5,060	120	389	128	122	97	5,571	345
Refinements to models used for calculation[1]	—	82	—	(50)	—	96	—	128
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	2,973	(801)	1,296	685	59	579	4,328	463
Final repayments	(261)	(25)	(68)	(24)	(34)	(18)	(363)	(67)
Disposals[2]	(159)	(4)	(29)	(11)	(219)	(133)	(407)	(148)
Write-offs	—	—	—	—	(1,004)	(1,004)	(1,004)	(1,004)
As at 31 December 2022	29,788	458	6,449	1,620	1,380	955	37,617	3,033

Retail other
As at 1 January 2022	13,413	106	1,288	154	774	406	15,475	666
Transfers from Stage 1 to Stage 2	(734)	(10)	734	10	—	—	—	—
Transfers from Stage 2 to Stage 1	367	39	(367)	(39)	—	—	—	—
Transfers to Stage 3	(224)	(4)	(155)	(43)	379	47	—	—
Transfers from Stage 3	43	7	16	9	(59)	(16)	—	—
Business activity in the year	6,190	50	370	54	34	28	6,594	132
Refinements to models used for calculation[1]	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(1,853)	(77)	(146)	28	97	176	(1,902)	127
Final repayments	(3,732)	(11)	(272)	(7)	(194)	(42)	(4,198)	(60)
Disposals[2]	—	—	—	—	(56)	(36)	(56)	(36)
Write-offs	—	—	—	—	(255)	(255)	(255)	(255)
As at 31 December 2022	13,470	100	1,468	166	720	308	15,658	574
Notes
1Refinements to models used for calculation reported within Retail credit cards include a £0.3bn movement in US Cards and £(0.2)bn in UK Cards. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the  risks inherent across the businesses.
2The £0.4bn of disposals reported within Retail credit cards  include a £0.2bn sale of NFL portfolio within US Cards and £0.2bn of debt sales undertaken during the year. The £0.1bn disposals reported within Retail other include debt sales undertaken during the year.

Loans and advances at amortised cost (audited)
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2022	102,337	377	15,609	270	2,756	625	120,702	1,272
Transfers from Stage 1 to Stage 2	(7,662)	(68)	7,662	68	—	—	—	—
Transfers from Stage 2 to Stage 1	5,278	60	(5,278)	(60)	—	—	—	—
Transfers to Stage 3	(1,489)	(6)	(694)	(15)	2,183	21	—	—
Transfers from Stage 3	204	21	339	28	(543)	(49)	—	—
Business activity in the year	24,187	86	2,655	79	239	31	27,081	196
Refinements to models used for calculation[1]	—	(60)	—	(61)	—	(374)	—	(495)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes[2]	11,023	91	303	163	(1,449)	725	9,877	979
Final repayments	(21,987)	(40)	(3,747)	(48)	(231)	(56)	(25,965)	(144)
Disposals[3]	—	—	(31)	—	(49)	(47)	(80)	(47)
Write-offs	—	—	—	—	(334)	(334)	(334)	(334)
As at 31 December 2022	111,891	461	16,818	424	2,572	542	131,281	1,427

Reconciliation of ECL movement to credit impairment charge/(release) for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	10	14	44	68
Retail credit cards	(236)	105	1,000	869
Retail other	(6)	12	193	199
Corporate loans	84	154	298	536
ECL movement derecognised due to disposals and write-offs[4]	(148)	285	1,535	1,672
ECL movement on loan commitments and financial guarantees	28	13	—	41
ECL movement on other financial assets	4	8	37	49
ECL movement on debt securities at amortised cost	3	27	(1)	29
Recoveries and reimbursements[5]	(122)	(63)	(78)	(263)
Total exchange and other adjustments				(308)
Total credit impairment charge for the year				1,220
Notes
1Refinements to model  used for calculation reported within Corporate loans include a £(0.5)bn movement in Business Banking. These reflect model enhancements made during the year. Barclays continually review the output of models to determine  accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
2'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within  Corporate loans also include assets of £1.3bn derecognised due to payment received on defaulted loans from government guarantees issued under government’s Bounce Back Loans Scheme.
3The £80m of disposals reported within Corporate loans relate to debt sales undertaken during the year.
4In 2022, gross write-offs amounted to £1,620m. In Q422, £329m of balances with de minimis recovery expectations were written-off in line with policy in UK Cards and Unsecured
Loans. Post write-off recoveries amounted to £64m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,556m.
5Recoveries and reimbursements include £199m for reimbursements expected to be received under the arrangement where Group has entered into financial  guarantees contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £64m.

Loan commitments and financial guarantees (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2022	10,833	—	532	—	3	—	11,368	—
Net transfers between stages	8	—	(17)	—	9	—	—	—
Business activity in the year	8,034	—	—	—	—	—	8,034	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(6,793)	—	(21)	—	(6)	—	(6,820)	—
Limit management and final repayments	(368)	—	(44)	—	—	—	(412)	—
As at 31 December 2022	11,714	—	450	—	6	—	12,170	—

Retail credit cards
As at 1 January 2022	107,980	38	4,727	56	187	1	112,894	95
Net transfers between stages	(3,029)	41	2,834	(42)	195	1	—	—
Business activity in the year	35,573	23	408	27	1	—	35,982	50
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	11,581	(45)	(2,087)	65	(73)	(2)	9,421	18
Limit management and final repayments	(7,148)	(7)	(447)	(23)	(82)	—	(7,677)	(30)
As at 31 December 2022	144,957	50	5,435	83	228	—	150,620	133

Retail other
As at 1 January 2022	10,983	5	507	—	10	—	11,500	5
Net transfers between stages	(203)	—	121	—	82	—	—	—
Business activity in the year	2,254	—	3	—	2	—	2,259	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(1,665)	—	(102)	—	(8)	—	(1,775)	—
Limit management and final repayments	(942)	—	(9)	—	(6)	—	(957)	—
As at 31 December 2022	10,427	5	520	—	80	—	11,027	5

Corporate loans
As at 1 January 2022	182,346	174	29,049	246	1,098	22	212,493	442
Net transfers between stages	5,668	66	(5,664)	(64)	(4)	(2)	—	—
Business activity in the year	44,060	30	4,273	54	26	2	48,359	86
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	28,070	(51)	6,193	61	68	5	34,331	15
Limit management and final repayments	(54,297)	(29)	(9,562)	(65)	(322)	(4)	(64,181)	(98)
As at 31 December 2022	205,847	190	24,289	232	866	23	231,002	445
Management adjustments to models for impairment (audited)
Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.
Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product and geography below:

Management adjustments to models for impairment allowance presented by product and geography (audited)[1]
	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowance[3]	Proportion of Management adjustments to total impairment allowance

As at 31 December 2023	£m	£m	£m	£m	£m	%
Retail mortgages	54	57	121	178	232	76.7
Retail credit cards	700	45	(9)	36	736	4.9
Retail other	251	9	62	71	322	22.0
Corporate loans	761	71	10	81	842	9.6
Total UK	1,766	182	184	366	2,132	17.2
Retail mortgages	354	—	(3)	(3)	351	(0.9)
Retail credit cards	2,855	—	8	8	2,863	0.3
Retail other	45	—	(6)	(6)	39	(15.4)
Corporate loans	828	16	(4)	12	840	1.4
Total Rest of the World	4,082	16	(5)	11	4,093	0.3
Total	5,848	198	179	377	6,225	6.1
Debt securities at amortised cost	27	—	—	—	27	—
Total including debt securities at amortised cost	5,875	198	179	377	6,252	6.0

As at 31 December 2022	£m	£m	£m	£m	£m	%
Retail mortgages	39	4	85	89	128	69.5
Retail credit cards	679	93	32	125	804	15.5
Retail other	257	23	80	103	360	28.6
Corporate loans	682	249	166	415	1,097	37.8
Total UK	1,657	369	363	732	2,389	30.6
Retail mortgages	388	—	—	—	388	—
Retail credit cards	2,307	—	55	55	2,362	2.3
Retail other	198	2	19	21	219	9.6
Corporate loans	1,058	(54)	(229)	(283)	775	(36.5)
Total Rest of the World	3,951	(52)	(155)	(207)	3,744	(5.5)
Total	5,608	317	208	525	6,133	8.6
Debt securities at amortised cost	42	—	—	—	42	—
Total including debt securities at amortised cost	5,650	317	208	525	6,175	8.5

Economic uncertainty adjustments presented by stage (audited)
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2023	£m	£m	£m	£m
Retail mortgages	12	32	13	57
Retail credit cards	8	37	—	45
Retail other	3	6	—	9
Corporate loans	48	12	11	71
Total UK	71	87	24	182
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	4	12	—	16
Total Rest of the World	4	12	—	16
Total	75	99	24	198

	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2022	£m	£m	£m	£m
Retail mortgages	1	3	—	4
Retail credit cards	17	76	—	93
Retail other	7	15	1	23
Corporate loans	189	60	—	249
Total UK	214	154	1	369
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	2	—	2
Corporate loans	(8)	(46)	—	(54)
Total Rest of the World	(8)	(44)	—	(52)
Total	206	110	1	317
Notes
1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £5.2bn (2022: £4.8bn) of modelled ECL, £0.4bn (2022: £0.4bn) of individually assessed impairments and £0.3bn (2022: £0.5bn) ECL from non-modelled exposures and debt securities.
3Total impairment allowance consists of ECL stock on drawn and undrawn exposure.
Economic uncertainty adjustments
Models have been developed with data from non-inflationary periods establishing a relationship between input variables and customer delinquency based on past behaviour. As such there is a risk that the modelled output fails to capture the appropriate response to changes in macroeconomic variables including higher interest rates and continuing inflationary stress with modelled impairment provisions impacted by uncertainty.
This uncertainty continues to be captured in two ways. Firstly, customer uncertainty: the identification of customers and clients who may be more vulnerable to economic instability; and secondly, model uncertainty: to capture the impact from model limitations and sensitivities to specific macroeconomic parameters which are applied at a portfolio level.
Economic uncertainty adjustments have decreased from last year following the re-build of UK cards and certain CIB impairment models which better capture the macroeconomic outlook. Furthermore, adjustments have been reassessed to capture affordability headwinds in UK retail lending.
The balance as at 31 December 2023 is £198m (2022: £317m) and includes:
Customer and client uncertainty provisions of £166m (2022: £423m):
UK retail lending includes adjustments applied to customers considered most vulnerable to affordability pressures.
•Retail mortgages (UK) £25m (2022: £4m): The increase primarily reflects the risk of borrowers refinancing onto higher rates in the medium term.
•Retail credit cards (UK) £45m (2022: £93m): The reduction reflects the re-build of UK cards impairment models which better capture sensitivity to movements in interest rates and inflation.
•Retail other (UK) £9m (2022: £23m): The reduction reflects customer resilience to affordability headwinds.
Corporate loans £87m (2022: £301m): This includes an adjustment of £71m in UK to reflect possible cross default risk on Barclays’
lending in respect of clients who have taken bounce back loans and £16m in Rest of the World (ROW) to provide for downside uncertainties on European Corporates reflecting recent changes in the macroeconomic outlook.
The reduction of £(214)m in UK and ROW is informed by retirement of an adjustment for high risk sectors following a granular credit risk assessment, and re-build of certain CIB impairment models which more appropriately capture downside risk.
Model uncertainty provisions of £32m (2022: £(106)m):
Retail mortgages (UK) £32m (2022: nil ): This includes an adjustment to correct for higher recovery expectations impacted by model oversensitivity to certain macroeconomic variables.
Corporate loans £nil (2022: £(106)m): The adjustment held in the previous year to correct for model oversensitivity has been retired following the re-build of certain CIB impairment models which more appropriately capture the macroeconomic outlook.
Other adjustments
Other adjustments are operational in nature and are expected to remain in place until they can be reflected in the underlying models.
These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.
Other adjustments of £179m (2022: £208m) includes:
Adjustments for definition of default (DOD) under the Capital Requirements Regulation and model monitoring in Retail mortgages,
Retail other and Corporate loans.
Retail mortgages (UK) £121m (2022: £85m): The increase reflects re-sizing of an adjustment for DOD and an ECL provision for
Kensington Mortgages which was acquired during the year.
Retail credit cards:
•UK £(9)m (2022: £32m): The reduction is informed by retirement of operational adjustments following the re-build of UK cards impairment models.
•ROW £8m (2022: £55m): The reduction is informed by retirement of an adjustment in US cards for high-risk account management
(HRAM) accounts following model remediation during the year.
Retail other:
•UK £62m (2022: £80m): The underlying adjustments were re-sized and remain broadly in line with the previous year.
•ROW £(6)m (2022: £19m): The reduction is informed by the German consumer finance business classified as assets held for sale.
Corporate loans:
•UK £10m (2022: £166m): The reduction is informed by retirement of model monitoring adjustments in CIB following the re-build of certain impairment models. Further, operational adjustments have been introduced during the year to remediate conservative modelled recovery expectations in the ESHLA portfolio.
•ROW £(4)m (2022: £(229)m): The previously held adjustments linked to model monitoring and ECL sensitivity to the macroeconomic variable for Federal Tax Receipts have been retired following the re-build of certain CIB impairment models.

Baseline
	2023	2024	2025	2026	2027
As at 31 December 2023%		%	%	%	%
UK GDP[1]	0.5	0.3	1.2	1.6	1.6
UK unemployment[2]	4.2	4.7	4.7	4.8	5.0
UK HPI[3]	(3.3)	(5.1)	0.7	3.1	5.3
UK bank rate	4.7	4.9	4.1	3.8	3.5
US GDP[1]	2.4	1.3	1.7	1.9	1.9
US unemployment[4]	3.7	4.3	4.3	4.3	4.3
US HPI[5]	5.4	3.4	3.0	3.3	3.3
US federal funds rate	5.1	5.0	3.9	3.8	3.8

Downside 2
UK GDP[1]	0.5	(1.5)	(2.6)	2.4	1.6
UK unemployment[2]	4.2	5.2	7.9	6.3	5.5
UK HPI[3]	(3.3)	(19.3)	(16.8)	14.5	12.4
UK bank rate	4.7	6.6	1.3	1.0	1.0
US GDP[1]	2.4	(0.6)	(2.0)	3.1	2.0
US unemployment[4]	3.7	5.2	7.2	5.9	5.2
US HPI[5]	5.4	(6.5)	(5.7)	7.2	6.4
US federal funds rate	5.1	6.3	1.8	1.5	1.5

Downside 1
UK GDP[1]	0.5	(0.6)	(0.7)	2.0	1.6
UK unemployment[2]	4.2	4.9	6.3	5.6	5.2
UK HPI[3]	(3.3)	(12.4)	(8.3)	8.7	8.8
UK bank rate	4.7	5.8	2.7	2.5	2.3
US GDP[1]	2.4	0.3	(0.2)	2.5	1.9
US unemployment[4]	3.7	4.7	5.8	5.1	4.8
US HPI[5]	5.4	(1.7)	(1.4)	5.2	4.8
US federal funds rate	5.1	5.7	2.9	2.8	2.8

Upside 2
UK GDP[1]	0.5	2.4	3.7	2.9	2.4
UK unemployment[2]	4.2	3.9	3.5	3.6	3.6
UK HPI[3]	(3.3)	7.8	7.6	4.5	5.6
UK bank rate	4.7	4.3	2.7	2.5	2.5
US GDP[1]	2.4	2.8	3.1	2.8	2.8
US unemployment[4]	3.7	3.5	3.6	3.6	3.6
US HPI[5]	5.4	6.1	4.3	4.5	4.6
US federal funds rate	5.1	4.3	2.9	2.8	2.8

Upside 1
UK GDP[1]	0.5	1.4	2.5	2.3	2.0
UK unemployment[2]	4.2	4.3	4.1	4.2	4.3
UK HPI[3]	(3.3)	1.2	4.1	3.8	5.4
UK bank rate	4.7	4.6	3.4	3.3	3.0
US GDP[1]	2.4	2.0	2.4	2.4	2.4
US unemployment[4]	3.7	3.9	3.9	4.0	4.0
US HPI[5]	5.4	4.7	3.7	3.9	3.9
US federal funds rate	5.1	4.7	3.5	3.3	3.3
Notes
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA house price index, relative to prior year end.

Baseline
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[1]	3.3	(0.8)	0.9	1.8	1.9
UK unemployment[2]	3.7	4.5	4.4	4.1	4.2
UK HPI[3]	8.4	(4.7)	(1.7)	2.2	2.2
UK bank rate	1.8	4.4	4.1	3.8	3.4
US GDP[1]	1.8	0.5	1.2	1.5	1.5
US unemployment[4]	3.7	4.3	4.7	4.7	4.7
US HPI[5]	11.2	1.8	1.5	2.3	2.4
US federal funds rate	2.1	4.8	3.6	3.1	3.0

Downside 2
UK GDP[1]	3.3	(3.4)	(3.8)	2.0	2.3
UK unemployment[2]	3.7	6.0	8.4	8.0	7.4
UK HPI[3]	8.4	(18.3)	(18.8)	(7.7)	8.2
UK bank rate	1.8	7.3	7.9	6.6	5.5
US GDP[1]	1.8	(2.7)	(3.4)	2.0	2.6
US unemployment[4]	3.7	6.0	8.5	8.1	7.1
US HPI[5]	11.2	(3.1)	(4.0)	(1.9)	4.8
US federal funds rate	2.1	6.6	6.9	5.8	4.6

Downside 1
UK GDP[1]	3.3	(2.1)	(1.5)	1.9	2.1
UK unemployment[2]	3.7	5.2	6.4	6.0	5.8
UK HPI[3]	8.4	(11.7)	(10.6)	(2.8)	5.2
UK bank rate	1.8	5.9	6.1	5.3	4.6
US GDP[1]	1.8	(1.1)	(1.1)	1.7	2.1
US unemployment[4]	3.7	5.1	6.6	6.4	5.9
US HPI[5]	11.2	(0.7)	(1.3)	0.2	3.6
US federal funds rate	2.1	5.8	5.4	4.4	3.9

Upside 2
UK GDP[1]	3.3	2.8	3.7	2.9	2.4
UK unemployment[2]	3.7	3.5	3.4	3.4	3.4
UK HPI[3]	8.4	8.7	7.5	4.4	4.2
UK bank rate	1.8	3.1	2.6	2.5	2.5
US GDP[1]	1.8	3.3	3.5	2.8	2.8
US unemployment[4]	3.7	3.3	3.3	3.3	3.3
US HPI[5]	11.2	5.8	5.1	4.5	4.5
US federal funds rate	2.1	3.6	2.9	2.8	2.8

Upside 1
UK GDP[1]	3.3	1.0	2.3	2.4	2.1
UK unemployment[2]	3.7	4.0	3.9	3.8	3.8
UK HPI[3]	8.4	1.8	2.9	3.3	3.2
UK bank rate	1.8	3.5	3.3	3.0	2.8
US GDP[1]	1.8	1.9	2.3	2.2	2.2
US unemployment[4]	3.7	3.8	4.0	4.0	4.0
US HPI[5]	11.2	3.8	3.3	3.4	3.4
US federal funds rate	2.1	3.9	3.4	3.0	3.0
Notes
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA house price index, relative to prior year end.

Scenario probability weighting (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2023
Scenario probability weighting	13.8	24.7	32.4	18.3	10.8
As at 31 December 2022
Scenario probability weighting	10.9	23.1	39.4	17.6	9.0
Note
1For further details on changes to scenario weights see page 239.
Specific bases shows the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest cumulative position relative to the start point, in the 20 quarter period.

Macroeconomic variables (specific bases) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2023%		%	%	%	%
UK GDP[2]	13.4	9.6	1.1	(1.3)	(4.1)
UK unemployment[3]	3.5	3.9	4.7	6.5	8.3
UK HPI[4]	23.8	11.5	0.1	(22.5)	(35.0)
UK bank rate	2.5	3.0	4.2	6.8	8.5
US GDP[2]	15.1	12.3	1.8	0.6	(1.7)
US unemployment[3]	3.4	3.5	4.2	5.9	7.5
US HPI[4]	27.4	23.5	3.7	0.4	(7.6)
US federal funds rate	2.8	3.3	4.3	6.8	8.5
As at 31 December 2022
UK GDP[2]	13.9	9.4	1.4	(3.2)	(6.8)
UK unemployment[3]	3.4	3.6	4.2	6.6	8.5
UK HPI[4]	37.8	21.0	1.2	(17.9)	(35.0)
UK bank rate	0.5	0.5	3.5	6.3	8.0
US GDP[2]	14.1	9.6	1.3	(2.5)	(6.3)
US unemployment[3]	3.3	3.6	4.4	6.7	8.6
US HPI[4]	35.0	27.5	3.8	3.7	0.2
US federal funds rate	0.1	0.1	3.3	6.0	7.0
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5 year averages) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2023%		%	%	%	%
UK GDP[5]	2.4	1.7	1.1	0.6	0.1
UK unemployment[6]	3.7	4.2	4.7	5.2	5.8
UK HPI[7]	4.4	2.2	0.1	(1.7)	(3.5)
UK bank rate	3.3	3.8	4.2	3.6	2.9
US GDP[5]	2.8	2.3	1.8	1.4	0.9
US unemployment[6]	3.6	3.9	4.2	4.8	5.4
US HPI[7]	5.0	4.3	3.7	2.4	1.2
US federal funds rate	3.6	4.0	4.3	3.9	3.2
As at 31 December 2022
UK GDP[5]	3.0	2.2	1.4	0.7	0.0
UK unemployment[6]	3.5	3.8	4.2	5.4	6.7
UK HPI[7]	6.6	3.9	1.2	(2.6)	(6.4)
UK bank rate	2.5	2.9	3.5	4.7	5.8
US GDP[5]	2.9	2.1	1.3	0.7	0.0
US unemployment[6]	3.4	3.9	4.4	5.5	6.7
US HPI[7]	6.2	5.0	3.8	2.5	1.2
US federal funds rate	2.8	3.1	3.3	4.3	5.2
Notes
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q123 (2022: Q122).
2Maximum growth relative to Q422 (2022: Q421), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q422 (2022:
Q421), based on 20 quarter period in Downside scenarios.
3Lowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q123 (2022: Q122).
4Maximum growth relative to Q422 (2022: Q421), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q422 (2022: Q421), based on 20 quarter period in Downside scenarios.
55-year yearly average CAGR, starting 2022 (2022: 2021).
65-year average, Period based on 20 quarters from Q123 (2022: Q122).
75-year quarter end CAGR, starting Q422 (2022: Q421).
ECL under 100% weighted scenarios for modelled portfolios (audited)
The table below shows the  modelled ECL assuming each of the five modelled scenarios are 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures.

	Scenarios
As at 31 December 2023	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	145,226	147,415	146,653	145,405	142,543	138,925
Retail credit cards[2]	66,512	66,459	66,482	66,497	66,580	66,580
Retail other[2]	8,749	8,915	8,841	8,758	8,631	8,479
Corporate loans	175,282	179,567	177,923	175,903	172,328	167,541
Stage 1 Model ECL (£m)
Retail mortgages	9	4	5	7	11	22
Retail credit cards[2]	562	529	545	561	584	605
Retail other[2]	32	31	32	32	32	31
Corporate loans	275	243	257	270	298	318
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.8	0.8	0.8	0.8	0.9	0.9
Retail other	0.4	0.3	0.4	0.4	0.4	0.4
Corporate loans	0.2	0.1	0.1	0.2	0.2	0.2
Stage 2 Model exposure (£m)
Retail mortgages	20,615	17,769	18,702	20,149	23,836	28,822
Retail credit cards[2]	7,076	6,897	6,976	7,064	7,183	7,387
Retail other[2]	1,382	1,216	1,290	1,373	1,500	1,653
Corporate loans	24,374	19,919	21,621	23,763	27,445	32,375
Stage 2 Model ECL (£m)
Retail mortgages	41	23	27	34	59	123
Retail credit cards[2]	1,684	1,554	1,609	1,668	1,775	1,922
Retail other[2]	85	72	78	84	95	105
Corporate loans	663	509	565	633	782	1,031
Stage 2 Coverage (%)
Retail mortgages	0.2	0.1	0.1	0.2	0.2	0.4
Retail credit cards	23.8	22.5	23.1	23.6	24.7	26.0
Retail other	6.2	5.9	6.0	6.1	6.3	6.4
Corporate loans	2.7	2.6	2.6	2.7	2.8	3.2
Stage 3 Model exposure (£m)[3]
Retail mortgages	1,672	1,672	1,672	1,672	1,672	1,672
Retail credit cards[2]	1,827	1,827	1,827	1,827	1,827	1,827
Retail other[2]	164	164	164	164	164	164
Corporate loans	3,436	3,436	3,436	3,436	3,436	3,436
Stage 3 Model ECL (£m)
Retail mortgages	333	308	316	325	351	393
Retail credit cards[2]	1,315	1,279	1,296	1,313	1,341	1,366
Retail other[2]	95	94	94	95	96	97
Corporate loans[4]	77	71	73	75	82	89
Stage 3 Coverage (%)
Retail mortgages	19.9	18.4	18.9	19.4	21.0	23.5
Retail credit cards	72.0	70.0	70.9	71.9	73.4	74.8
Retail other	57.9	57.3	57.3	57.9	58.5	59.1
Corporate loans[4]	2.2	2.1	2.1	2.2	2.4	2.6
Total Model ECL (£m)
Retail mortgages	383	335	348	366	421	538
Retail credit cards[2]	3,561	3,362	3,450	3,542	3,700	3,893
Retail other[2]	212	197	204	211	223	233
Corporate loans[4]	1,015	823	895	978	1,162	1,438
Total Model ECL	5,171	4,717	4,897	5,097	5,506	6,102

Reconciliation to total ECL	£m
Total weighted model ECL	5,171
ECL from individually assessed exposures[4]	401
ECL from non-modelled exposures and others	276
ECL from debt securities at amortised cost	27
ECL from post model management adjustments	377
Of which: ECL from economic uncertainty adjustments	198
Total ECL	6,252
Notes
1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2Model exposures and ECL reported within Retail credit cards and Retail other excludes the German consumer finance business which has now been classified as assets held for sale.
3Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31 December 2023 and not on macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £401m is reported as an individually assessed impairment in the reconciliation table.
The use of five scenarios with associated weighting results in a total weighted ECL uplift from the Baseline ECL of 1.5%.
Retail mortgages: Total weighted ECL of £383m represents a 4.6% increase over the Baseline ECL (£366m) with coverage ratios remaining steady across the Upside scenarios, Baseline and Downside 1 scenario. Under the Downside 2 scenario, total ECL increases to  £538m driven by a significant fall in UK HPI.
Retail credit cards: Total weighted ECL of £3,561m is broadly aligned to the Baseline ECL (£3,542m). Total ECL increases to £3,893m under the Downside 2 scenario, driven by an increase in UK and US unemployment rate.
Retail other: Total weighted ECL of £212m is aligned to the Baseline ECL (£211m). Total ECL increases to £233m under the Downside
2 scenario, largely driven by an increase in UK unemployment rate.
Corporate loans: Total weighted ECL of £1,015m represents a 3.8% increase over the Baseline ECL (£978m). Total  ECL increases to
£1,438m under the Downside 2 scenario, driven by a decrease in UK and US GDP.

	Scenarios
As at 31 December 2022	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	144,701	147,754	146,873	145,322	142,599	138,619
Retail credit cards	67,204	67,622	67,352	67,080	66,908	66,636
Retail other	12,282	12,428	12,341	12,235	12,111	11,986
Corporate loans	155,794	163,699	161,070	157,710	150,435	138,226
Stage 1 Model ECL (£m)
Retail mortgages	7	3	3	4	9	30
Retail credit cards	509	493	503	512	517	521
Retail other	52	45	49	52	54	55
Corporate loans	341	259	290	325	397	443
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.8	0.7	0.7	0.8	0.8	0.8
Retail other	0.4	0.4	0.4	0.4	0.4	0.5
Corporate loans	0.2	0.2	0.2	0.2	0.3	0.3
Stage 2 Model exposure (£m)
Retail mortgages	18,723	15,670	16,551	18,102	20,825	24,805
Retail credit cards	7,611	6,551	7,118	7,691	8,313	9,062
Retail other	1,559	1,386	1,485	1,601	1,741	1,881
Corporate loans	24,935	16,858	19,550	23,031	30,432	42,837
Stage 2 Model ECL (£m)
Retail mortgages	33	15	18	23	45	151
Retail credit cards	1,624	1,361	1,487	1,624	1,811	2,032
Retail other	124	96	109	124	144	160
Corporate loans	610	399	470	569	816	1,303
Stage 2 Coverage (%)
Retail mortgages	0.2	0.1	0.1	0.1	0.2	0.6
Retail credit cards	21.3	20.8	20.9	21.1	21.8	22.4
Retail other	8.0	6.9	7.3	7.7	8.3	8.5
Corporate loans	2.4	2.4	2.4	2.5	2.7	3.0
Stage 3 Model exposure (£m)[2]
Retail mortgages	1,553	1,553	1,553	1,553	1,553	1,553
Retail credit cards	1,354	1,354	1,354	1,354	1,354	1,354
Retail other	216	216	216	216	216	216
Corporate loans	2,891	2,891	2,891	2,891	2,891	2,891
Stage 3 Model ECL (£m)
Retail mortgages	332	311	317	323	347	405
Retail credit cards	880	861	871	881	893	902
Retail other	132	129	131	132	134	136
Corporate loans[3]	70	66	68	70	78	85
Stage 3 Coverage (%)
Retail mortgages	21.4	20.0	20.4	20.8	22.3	26.1
Retail credit cards	65.0	63.6	64.3	65.1	66.0	66.6
Retail other	61.1	59.7	60.6	61.1	62.0	63.0
Corporate loans[3]	2.4	2.3	2.4	2.4	2.7	2.9
Total Model ECL (£m)
Retail mortgages	372	329	338	350	401	586
Retail credit cards	3,013	2,715	2,861	3,017	3,221	3,455
Retail other	308	270	289	308	332	351
Corporate loans[3]	1,021	724	828	964	1,291	1,831
Total Model ECL	4,714	4,038	4,316	4,639	5,245	6,223

Reconciliation to total ECL	£m
Total weighted model ECL	4,714
ECL from individually assessed exposures[3]	434
ECL from non-modelled exposures and others	460
ECL from debt securities at amortised cost	42
ECL from post model management adjustments	525
Of which: ECL from economic uncertainty adjustments	317
Total ECL	6,175
Notes
1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31 December 2022 and not on macroeconomic scenario.
3Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £434m is reported as an individually assessed impairment in the reconciliation tableCredit risk concentration by Industry for contractual maturity, staging and geography

Loans and advances at amortised cost net of impairment allowance
Industry	Geography (audited)					Stage (audited)				Maturity				Carbon related sectors ¹
	United Kingdom	Americas	Europe	Others	Total	Stage 1	Stage 2	Stage 3	Total	< 1 year	1-5 Years	>5 years	Total
As at 31 December 2023	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Agriculture, Food and Forest Products	3,597	—	—	5	3,602	2,734	611	257	3,602	808	1,071	1,723	3,602	Yes
Mining and Quarrying	490	843	260	121	1,714	1,526	188	—	1,714	814	897	3	1,714	Yes
Manufacturing	4,200	1,279	826	416	6,721	5,036	1,515	170	6,721	2,873	3,522	326	6,721	Yes
Government and central bank	5,987	—	5	30	6,022	5,975	46	1	6,022	2,218	4	3,800	6,022
Banks	437	3,606	1,520	1,896	7,459	7,458	1	—	7,459	7,365	94	—	7,459
Energy and water	2,181	486	879	180	3,726	3,394	324	8	3,726	750	2,033	943	3,726	Yes
Materials and Building	18,631	2,623	448	118	21,820	18,918	2,318	584	21,820	5,154	9,156	7,510	21,820	Yes
Wholesale and retail distribution and leisure	7,585	1,061	481	452	9,579	7,099	2,151	329	9,579	3,114	5,169	1,296	9,579
Transport and storage	868	536	182	118	1,704	1,275	395	34	1,704	402	1,046	256	1,704	Yes
Home Loans	166,704	97	3,882	829	171,512	150,152	19,364	1,996	171,512	2,009	10,334	159,169	171,512	Yes
Business and other services	13,802	6,032	3,151	1,021	24,006	19,815	3,726	465	24,006	7,088	12,190	4,728	24,006
Other Financial Institutions	6,093	25,589	6,481	2,546	40,709	38,988	1,613	108	40,709	13,955	22,111	4,643	40,709
Cards, unsecured loans and other personal lending	17,741	24,317	1,385	730	44,173	38,296	5,173	704	44,173	8,109	15,839	20,225	44,173
Total loans and advances at amortised cost	248,316	66,469	19,500	8,462	342,747	300,666	37,425	4,656	342,747	54,659	83,466	204,622	342,747
Debt securities at amortised cost³	26,093	11,681	10,262	8,713	56,749	52,858	3,891	—	56,749	10,061	28,739	17,949	56,749
Total loans and advances at amortised cost including debt securities	274,409	78,150	29,762	17,175	399,496	353,524	41,316	4,656	399,496	64,720	112,205	222,571	399,496
Contingent liabilities	5,668	10,262	5,919	2,225	24,074	20,884	2,607	583	24,074	24,073	1	—	24,074
Loan commitments	96,135	227,618	43,397	8,084	375,234	353,179	21,601	454	375,234	375,179	55	—	375,234
Total off-balance sheet²	101,803	237,880	49,316	10,309	399,308	374,063	24,208	1,037	399,308	399,252	56	—	399,308

Loans and advances at amortised cost net of impairment allowance
Industry	Geography (audited)					Stage (audited)				Maturity				Carbon related sectors ¹
	United Kingdom	Americas	Europe	Others	Total	Stage 1	Stage 2	Stage 3	Total	< 1 year	1-5 Years	>5 years	Total
As at 31 December 2022	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Agriculture, Food and Forest Products	3,762	—	—	—	3,762	2,706	757	299	3,762	743	1,226	1,793	3,762	Yes
Mining and Quarrying	578	757	152	42	1,529	1,292	208	29	1,529	642	796	91	1,529	Yes
Manufacturing	4,929	1,683	803	610	8,025	5,935	1,981	109	8,025	3,165	4,483	377	8,025	Yes
Government and central bank	6,306	—	16	434	6,756	6,743	13	—	6,756	2,489	50	4,217	6,756
Banks	781	3,406	1,472	2,251	7,910	7,870	37	3	7,910	7,535	375	—	7,910
Energy and water	1,825	751	1,278	196	4,050	3,379	657	14	4,050	734	2,464	852	4,050	Yes
Materials and Building	19,694	2,264	438	176	22,572	18,768	3,396	408	22,572	4,188	10,233	8,151	22,572	Yes
Wholesale and retail distribution and leisure	8,939	1,176	679	568	11,362	8,084	2,913	365	11,362	3,754	6,079	1,529	11,362
Transport and storage	1,111	598	186	340	2,235	1,706	456	73	2,235	553	1,379	303	2,235	Yes
Home Loans	164,946	763	6,698	1,408	173,815	153,684	18,127	2,004	173,815	2,994	11,562	159,259	173,815	Yes
Business and other services	13,754	6,019	1,645	1,343	22,761	18,059	4,042	660	22,761	6,058	13,397	3,306	22,761
Other Financial Institutions	6,113	23,502	5,916	2,071	37,602	35,617	1,883	102	37,602	12,587	21,426	3,589	37,602
Cards, unsecured loans and other personal lending	19,472	24,854	5,749	838	50,913	43,930	6,182	801	50,913	10,550	19,340	21,023	50,913
Total loans and advances at amortised cost	252,210	65,773	25,032	10,277	353,292	307,773	40,652	4,867	353,292	55,992	92,810	204,490	353,292
Debt securities at amortised cost³	18,344	9,078	7,452	10,613	45,487	41,715	3,772	—	45,487	4,424	27,824	13,239	45,487
Total loans and advances at amortised cost including debt securities	270,554	74,851	32,484	20,890	398,779	349,488	44,424	4,867	398,779	60,416	120,634	217,729	398,779
Contingent liabilities	6,485	9,987	4,699	1,611	22,782	19,472	2,768	542	22,782	22,781	1	—	22,782
Loan commitments	103,185	229,716	42,118	7,018	382,037	353,473	27,926	638	382,037	382,000	37	—	382,037
Total off-balance sheet²	109,670	239,703	46,817	8,629	404,819	372,945	30,694	1,180	404,819	404,781	38	—	404,819
Notes
1Refer to Carbon related assets table on page 213 for more details on the "Exposures towards sectors that highly contribute to carbon related assets" under the respective Industry sectors.
2The Off-balance sheet contingent liabilities and loan commitments excludes the fair value balance of £16,469m in 2023 (2022: £14,894m) and includes exposures relating to financial assets classified as assets held for sale.
3Debt securities at amortized cost primarily includes £34,237m (2022: £27,233m) in Government and central bank, £16,265m (2022: £11,579m) in other financial  institutions, £2,854m
(2022: £3,457m) in materials & building and £1,516m (2022: £1,816m) in Banks.
-  For analysis of Debt securities by issuer, refer to "Analysis of Debt Securities" on page 262

Balance sheet credit quality (audited)
	PD Range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2023
Cash and balances at central banks	224,634	—	—	224,634	100	—	—	100
Cash collateral and settlement balances	99,092	9,789	8	108,889	91	9	—	100
Loans and advances at amortised cost:
Retail mortgages	160,647	8,313	2,552	171,512	94	5	1	100
Retail credit cards	10,201	22,322	1,698	34,221	30	65	5	100
Retail other	6,005	3,490	457	9,952	60	35	5	100
Corporate loans	89,972	32,824	4,266	127,062	71	26	3	100
Total loans and advances at amortised cost	266,825	66,949	8,973	342,747	77	20	3	100
Debt securities at amortised cost	56,398	350	1	56,749	99	1	—	100
Reverse repurchase agreements and other similar secured lending	2,424	170	—	2,594	93	7	—	100
Trading portfolio assets:
Debt securities	65,469	9,642	387	75,498	86	13	1	100
Traded loans	4,006	5,893	2,754	12,653	32	46	22	100
Total trading portfolio assets	69,475	15,535	3,141	88,151	78	18	4	100
Financial assets at fair value through the income statement:
Loans and advances	30,509	16,852	278	47,639	64	35	1	100
Debt securities	1,449	1,095	42	2,586	56	42	2	100
Reverse repurchase agreements	112,799	35,988	344	149,131	76	24	—	100
Other financial assets	88	22	—	110	80	20	—	100
Total financial assets at fair value through the income statement	144,845	53,957	664	199,466	73	27	—	100
Derivative financial instruments	245,086	11,616	134	256,836	95	5	—	100
Financial assets at fair value through other comprehensive income	71,375	455	—	71,830	99	1	—	100
Other assets	2,138	56	3	2,197	97	3	—	100
Assets held for sale	1,110	2,618	127	3,855	29	68	3	100
Total on-balance sheet	1,183,402	161,495	13,051	1,357,948	87	12	1	100

Balance sheet credit quality (audited)
	PD Range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2022
Cash and balances at central banks	256,351	—	—	256,351	100	—	—	100
Cash collateral and settlement balances	101,365	10,944	288	112,597	90	10	—	100
Loans and advances at amortised cost:
Retail mortgages	167,368	3,866	2,536	173,770	97	2	1	100
Retail credit cards	12,312	20,668	1,604	34,584	35	60	5	100
Retail other	9,672	4,840	572	15,084	64	32	4	100
Corporate loans	83,966	40,737	5,151	129,854	65	31	4	100
Total loans and advances at amortised cost	273,318	70,111	9,863	353,292	77	20	3	100
Debt securities at amortised cost	45,295	189	3	45,487	100	—	—	100
Reverse repurchase agreements and other similar secured lending	776	—	—	776	100	—	—	100
Trading portfolio assets:
Debt securities	50,253	4,891	331	55,475	90	9	1	100
Traded loans	3,214	8,273	1,711	13,198	24	63	13	100
Total trading portfolio assets	53,467	13,164	2,042	68,673	78	19	3	100
Financial assets at fair value through the income statement:
Loans and advances	14,684	24,630	115	39,429	38	62	—	100
Debt securities	2,122	1,062	65	3,249	65	33	2	100
Reverse repurchase agreements	124,794	38,339	1,548	164,681	76	23	1	100
Other financial assets	98	20	—	118	83	17	—	100
Total financial assets at fair value through the income statement	141,698	64,051	1,728	207,477	68	31	1	100
Derivative financial instruments	284,491	17,606	283	302,380	94	6	—	100
Financial assets at fair value through other comprehensive income	65,051	3	—	65,054	100	—	—	100
Other assets	1,599	57	—	1,656	97	3	—	100
Assets held for sale	—	—	—	—	—	—	—	—
Total on-balance sheet	1,223,411	176,125	14,207	1,413,743	87	12	1	100

Credit risk profile by internal PD grade for retail mortgages (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	25,759	587	—	26,346	1	—	—	1	26,345	—
4 - 5	0.05 to <0.15%	Strong	58,656	3,386	—	62,042	12	2	—	14	62,028	—
6 - 8	0.15 to <0.30%	Strong	51,292	7,235	—	58,527	18	8	—	26	58,501	—
9 - 11	0.30 to <0.60%	Strong	11,350	2,447	—	13,797	12	12	—	24	13,773	0.2
12 - 14	0.60 to <2.15%	Satisfactory	2,833	3,114	—	5,947	6	25	—	31	5,916	0.5
15 - 19	2.15 to <11.35%	Satisfactory	194	2,243	—	2,437	1	39	—	40	2,397	1.6
20 - 21	11.35 to <100%	Higher Risk	118	457	—	575	—	19	—	19	556	3.3
22	100%	Credit Impaired	—	—	2,424	2,424	—	—	428	428	1,996	17.7
Total			150,202	19,469	2,424	172,095	50	105	428	583	171,512	0.3

Credit risk profile by internal PD grade for retail credit cards (audited)[4]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	133	—	—	133	—	—	—	—	133	—
4 - 5	0.05 to <0.15%	Strong	1,463	4	—	1,467	2	—	—	2	1,465	0.1
6 - 8	0.15 to <0.30%	Strong	3,374	6	—	3,380	9	—	—	9	3,371	0.3
9 - 11	0.30 to <0.60%	Strong	5,248	11	—	5,259	27	—	—	27	5,232	0.5
12 - 14	0.60 to <2.15%	Satisfactory	11,010	173	—	11,183	137	14	—	151	11,032	1.4
15 - 19	2.15 to <11.35%	Satisfactory	8,867	3,436	—	12,303	314	699	—	1,013	11,290	8.2
20 - 21	11.35 to <100%	Higher Risk	314	1,948	—	2,262	34	917	—	951	1,311	42.0
22	100%	Credit Impaired	—	—	1,720	1,720	—	—	1,333	1,333	387	77.5
Total			30,409	5,578	1,720	37,707	523	1,630	1,333	3,486	34,221	9.2

Credit risk profile by internal PD grade for retail other (audited)[4]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	67	—	—	67	1	—	—	1	66	1.5
4 - 5	0.05 to <0.15%	Strong	569	4	—	573	1	—	—	1	572	0.2
6 - 8	0.15 to <0.30%	Strong	964	6	—	970	2	—	—	2	968	0.2
9 - 11	0.30 to <0.60%	Strong	4,369	50	—	4,419	16	4	—	20	4,399	0.5
12 - 14	0.60 to <2.15%	Satisfactory	1,899	241	—	2,140	15	15	—	30	2,110	1.4
15 - 19	2.15 to <11.35%	Satisfactory	583	862	—	1,445	22	43	—	65	1,380	4.5
20 - 21	11.35 to <100%	Higher Risk	18	180	—	198	2	56	—	58	140	29.3
22	100%	Credit Impaired	—	—	493	493	—	—	176	176	317	35.7
Total			8,469	1,343	493	10,305	59	118	176	353	9,952	3.4

Credit risk profile by internal PD grade for corporate loans (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	36,981	146	4	37,131	4	—	2	6	37,125	—
4 - 5	0.05 to <0.15%	Strong	23,344	92	—	23,436	15	—	—	15	23,421	0.1
6 - 8	0.15 to <0.30%	Strong	10,833	346	—	11,179	9	3	—	12	11,167	0.1
9 - 11	0.30 to <0.60%	Strong	17,914	390	—	18,304	41	4	—	45	18,259	0.2
12 - 14	0.60 to <2.15%	Satisfactory	17,433	4,694	—	22,127	106	68	—	174	21,953	0.8
15 - 19	2.15 to <11.35%	Satisfactory	5,779	5,360	—	11,139	101	167	—	268	10,871	2.4
20 - 21	11.35 to <100%	Higher Risk	221	2,274	—	2,495	11	172	—	183	2,312	7.3
22	100%	Credit Impaired	—	—	2,550	2,550	—	—	596	596	1,954	23.4
Total			112,505	13,302	2,554	128,361	287	414	598	1,299	127,062	1.0

Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)[4]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1 - 3	0.0 to <0.05%	Strong	62,940	733	4	63,677	6	—	2	8	63,669	—
4 - 5	0.05 to <0.15%	Strong	84,032	3,486	—	87,518	30	2	—	32	87,486	—
6 - 8	0.15 to <0.30%	Strong	66,463	7,593	—	74,056	38	11	—	49	74,007	0.1
9 - 11	0.30 to <0.60%	Strong	38,881	2,898	—	41,779	96	20	—	116	41,663	0.3
12 - 14	0.60 to <2.15%	Satisfactory	33,175	8,222	—	41,397	264	122	—	386	41,011	0.9
15 - 19	2.15 to <11.35%	Satisfactory	15,423	11,901	—	27,324	438	948	—	1,386	25,938	5.1
20 - 21	11.35 to <100%	Higher Risk	671	4,859	—	5,530	47	1,164	—	1,211	4,319	21.9
22	100%	Credit Impaired	—	—	7,187	7,187	—	—	2,533	2,533	4,654	35.2
Total			301,585	39,692	7,191	348,468	919	2,267	2,535	5,721	342,747	1.6

Credit risk profile by internal PD grade for retail mortgages (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2022
1 - 3	0.0 to <0.05%	Strong	32,991	762	—	33,753	1	—	—	1	33,752	—
4 - 5	0.05 to <0.15%	Strong	93,388	8,851	—	102,239	9	5	—	14	102,225	—
6 - 8	0.15 to <0.30%	Strong	11,346	2,957	—	14,303	4	5	—	9	14,294	0.1
9 - 11	0.30 to <0.60%	Strong	14,830	2,290	—	17,120	14	9	—	23	17,097	0.1
12 - 14	0.60 to <2.15%	Satisfactory	888	1,674	—	2,562	1	16	—	17	2,545	0.7
15 - 19	2.15 to <11.35%	Satisfactory	63	1,281	—	1,344	—	23	—	23	1,321	1.7
20 - 21	11.35 to <100%	Higher Risk	166	385	—	551	—	15	—	15	536	2.7
22	100%	Credit Impaired	—	—	2,414	2,414	—	—	414	414	2,000	17.1
Total			153,672	18,200	2,414	174,286	29	73	414	516	173,770	0.3

Credit risk profile by internal PD grade for retail credit cards (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2022
1 - 3	0.0 to <0.05%	Strong	194	3	—	197	—	—	—	—	197	—
4 - 5	0.05 to <0.15%	Strong	2,556	3	—	2,559	6	—	—	6	2,553	0.2
6 - 8	0.15 to <0.30%	Strong	4,139	5	—	4,144	14	—	—	14	4,130	0.3
9 - 11	0.30 to <0.60%	Strong	5,446	18	—	5,464	30	2	—	32	5,432	0.6
12 - 14	0.60 to <2.15%	Satisfactory	4,370	1,370	—	5,740	57	145	—	202	5,538	3.5
15 - 19	2.15 to <11.35%	Satisfactory	12,719	3,463	—	16,182	299	753	—	1,052	15,130	6.5
20 - 21	11.35 to <100%	Higher Risk	364	1,587	—	1,951	52	720	—	772	1,179	39.6
22	100%	Credit Impaired	—	—	1,380	1,380	—	—	955	955	425	69.2
Total			29,788	6,449	1,380	37,617	458	1,620	955	3,033	34,584	8.1

Credit risk profile by internal PD grade for retail other (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2022
1 - 3	0.0 to <0.05%	Strong	101	1	—	102	1	—	—	1	101	1.0
4 - 5	0.05 to <0.15%	Strong	816	6	—	822	1	—	—	1	821	0.1
6 - 8	0.15 to <0.30%	Strong	1,350	9	—	1,359	3	—	—	3	1,356	0.2
9 - 11	0.30 to <0.60%	Strong	7,379	55	—	7,434	36	4	—	40	7,394	0.5
12 - 14	0.60 to <2.15%	Satisfactory	2,875	260	—	3,135	21	19	—	40	3,095	1.3
15 - 19	2.15 to <11.35%	Satisfactory	924	929	—	1,853	36	72	—	108	1,745	5.8
20 - 21	11.35 to <100%	Higher Risk	25	208	—	233	2	71	—	73	160	31.3
22	100%	Credit Impaired	—	—	720	720	—	—	308	308	412	42.8
Total			13,470	1,468	720	15,658	100	166	308	574	15,084	3.7

Credit risk profile by internal PD grade for corporate loans (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2022
1 - 3	0.0 to <0.05%	Strong	35,960	767	5	36,732	5	11	3	19	36,713	0.1
4 - 5	0.05 to <0.15%	Strong	21,674	234	—	21,908	9	1	—	10	21,898	—
6 - 8	0.15 to <0.30%	Strong	11,046	1,389	—	12,435	17	5	—	22	12,413	0.2
9 - 11	0.30 to <0.60%	Strong	12,214	774	—	12,988	38	8	—	46	12,942	0.4
12 - 14	0.60 to <2.15%	Satisfactory	19,612	3,494	—	23,106	223	66	—	289	22,817	1.3
15 - 19	2.15 to <11.35%	Satisfactory	10,820	7,432	—	18,252	153	179	—	332	17,920	1.8
20 - 21	11.35 to <100%	Higher Risk	565	2,728	—	3,293	16	154	—	170	3,123	5.2
22	100%	Credit Impaired	—	—	2,567	2,567	—	—	539	539	2,028	21.0
Total			111,891	16,818	2,572	131,281	461	424	542	1,427	129,854	1.1

Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2022
1 - 3	0.0 to <0.05%	Strong	69,246	1,533	5	70,784	7	11	3	21	70,763	—
4 - 5	0.05 to <0.15%	Strong	118,434	9,094	—	127,528	25	6	—	31	127,497	—
6 - 8	0.15 to <0.30%	Strong	27,881	4,360	—	32,241	38	10	—	48	32,193	0.1
9 - 11	0.30 to <0.60%	Strong	39,869	3,137	—	43,006	118	23	—	141	42,865	0.3
12 - 14	0.60 to <2.15%	Satisfactory	27,745	6,798	—	34,543	302	246	—	548	33,995	1.6
15 - 19	2.15 to <11.35%	Satisfactory	24,526	13,105	—	37,631	488	1,027	—	1,515	36,116	4.0
20 - 21	11.35 to <100%	Higher Risk	1,120	4,908	—	6,028	70	960	—	1,030	4,998	17.1
22	100%	Credit Impaired	—	—	7,081	7,081	—	—	2,216	2,216	4,865	31.3
Total			308,821	42,935	7,086	358,842	1,048	2,283	2,219	5,550	353,292	1.5

Credit risk profile by internal PD grade for contingent liabilities (audited)[1]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1-3	0.0 to <0.05%	Strong	7,582	79	—	7,661	1	—	—	1	7,660	—
4-5	0.05 to <0.15%	Strong	3,337	3	—	3,340	2	—	—	2	3,338	0.1
6-8	0.15 to <0.30%	Strong	3,211	157	—	3,368	3	1	—	4	3,364	0.1
9-11	0.30 to <0.60%	Strong	2,848	285	—	3,133	3	4	—	7	3,126	0.2
12-14	0.60 to <2.15%	Satisfactory	2,388	701	—	3,089	8	6	—	14	3,075	0.5
15-19	2.15 to <11.35%	Satisfactory	1,501	1,027	—	2,528	29	41	—	70	2,458	2.8
20-21	11.35 to <100%	Higher Risk	17	355	—	372	1	61	—	62	310	16.7
22	100%	Credit Impaired	—	—	583	583	—	—	22	22	561	3.8
Total			20,884	2,607	583	24,074	47	113	22	182	23,892	0.8

As at 31 December 2022
1-3	0.0 to <0.05%	Strong	5,695	149	—	5,844	7	1	—	8	5,836	0.1
4-5	0.05 to <0.15%	Strong	4,210	348	—	4,558	2	1	—	3	4,555	0.2
6-8	0.15 to <0.30%	Strong	2,733	180	—	2,913	3	3	—	6	2,907	0.2
9-11	0.30 to <0.60%	Strong	3,161	214	—	3,375	8	1	—	9	3,366	0.3
12-14	0.60 to <2.15%	Satisfactory	1,989	751	—	2,740	21	6	—	27	2,713	1.0
15-19	2.15 to <11.35%	Satisfactory	1,626	686	—	2,312	49	35	—	84	2,228	3.6
20-21	11.35 to <100%	Higher Risk	58	440	—	498	2	64	—	66	432	13.3
22	100%	Credit Impaired	—	—	542	542	—	—	3	3	539	0.6
Total			19,472	2,768	542	22,782	92	111	3	206	22,576	0.9

Credit risk profile by internal PD grade for loan commitments (audited)[1]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2023
1-3	0.0 to <0.05%	Strong	77,689	715	—	78,404	2	—	—	2	78,402	—
4-5	0.05 to <0.15%	Strong	75,399	479	—	75,878	6	1	—	7	75,871	—
6-8	0.15 to <0.30%	Strong	63,545	2,798	—	66,343	12	1	—	13	66,330	—
9-11	0.30 to <0.60%	Strong	66,423	1,441	—	67,864	22	2	—	24	67,840	—
12-14	0.60 to <2.15%	Satisfactory	54,686	4,177	—	58,863	38	15	—	53	58,810	0.1
15-19	2.15 to <11.35%	Satisfactory	14,690	8,275	—	22,965	40	71	—	111	22,854	0.5
20-21	11.35 to <100%	Higher Risk	747	3,716	—	4,463	6	84	—	90	4,373	2.0
22	100%	Credit Impaired	—	—	454	454	—	—	22	22	432	4.8
Total			353,179	21,601	454	375,234	126	174	22	322	374,912	0.1

As at 31 December 2022
1-3	0.0 to <0.05%	Strong	78,077	752	—	78,829	3	1	—	4	78,825	—
4-5	0.05 to <0.15%	Strong	85,917	4,004	—	89,921	7	1	—	8	89,913	—
6-8	0.15 to <0.30%	Strong	67,381	2,349	—	69,730	13	2	—	15	69,715	—
9-11	0.30 to <0.60%	Strong	57,553	2,081	—	59,634	15	4	—	19	59,615	—
12-14	0.60 to <2.15%	Satisfactory	33,465	6,681	—	40,146	50	28	—	78	40,068	0.2
15-19	2.15 to <11.35%	Satisfactory	30,374	8,068	—	38,442	62	86	—	148	38,294	0.4
20-21	11.35 to <100%	Higher Risk	706	3,991	—	4,697	3	82	—	85	4,612	1.8
22	100%	Credit Impaired	—	—	638	638	—	—	20	20	618	3.1
Total			353,473	27,926	638	382,037	153	204	20	377	381,660	0.1
Notes
1    Excludes loan commitments and financial guarantees of £16.5bn (2022: £14.9bn) carried at fair value.
2    PD bandings 2.15% to <10% and 10% to <11.35% have been merged for an enhanced presentation. The prior period comparative has been aligned accordingly.
3    Loan commitments reported also include exposures relating to financial assets classified as assets held for sale.
4    Exposures reported within Retail credit cards and Retail other does not include the German consumer finance business which is classified as assets held for sale.
The tables below set out the fair values of the derivative assets together with the value of those assets subject to enforceable counterparty netting arrangements for which the Group holds offsetting liabilities and eligible collateral.

Derivative assets (audited)
	2023			2022
	Balance sheet assets	Counterparty netting	Net exposure	Balance sheet assets	Counterparty netting	Net exposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	89,533	69,570	19,963	109,938	88,096	21,842
Interest rate	109,609	79,861	29,748	134,579	101,646	32,933
Credit derivatives	7,662	6,758	904	5,423	4,356	1,067
Equity and stock index	48,171	40,946	7,225	48,665	41,200	7,465
Commodity derivatives	1,861	1,674	187	3,775	3,039	736
Total derivative assets	256,836	198,809	58,027	302,380	238,337	64,043
Cash collateral held			31,211			34,547
Net exposure less collateral			26,816			29,496
The daily average, high and low values of management VaR

Management VaR (95%, one day) (audited)
	2023			2022
	Average	High[1]	Low[1]	Average	High[1]	Low[1]
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	40	57	22	25	71	8
Interest rate risk	15	25	9	13	23	4
Equity risk	6	10	3	10	29	4
Basis risk	13	25	8	12	24	4
Spread risk	9	14	5	7	11	3
Foreign exchange risk	4	9	1	8	25	2
Commodity risk	—	1	—	—	1	—
Inflation risk	6	11	2	6	17	3
Diversification effect[1]	(51)	n/a	n/a	(45)	n/a	n/a
Total management VaR	42	60	24	36	73	13
Note
1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.
The table below provides detail on the contractual maturity of all financial instruments and other assets and liabilities. Derivatives (other than those designated in a hedging relationship) and trading portfolio assets and liabilities are included in the ‘not more than one month'
column at their fair value. Liquidity risk on these items is not managed on the basis of contractual maturity since they are not held for settlement according to such maturity and will frequently be settled before contractual maturity at fair value. Derivatives designated in a hedging relationship are included according to their contractual maturity.

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2023	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	224,634	—	—	—	—	—	—	224,634
Cash collateral and settlement balances	61,837	47,052	—	—	—	—	—	108,889
Loans and advances at amortised cost to banks and customers	22,457	5,907	9,929	16,366	50,126	33,340	204,622	342,747
Debt securities at amortised cost	3	4,779	579	4,700	16,626	12,113	17,949	56,749
Reverse repurchase agreements and other similar secured lending	1,435	—	—	34	1,123	—	2	2,594
Trading portfolio assets	174,605	—	—	—	—	—	—	174,605
Financial assets at fair value through the income statement	158,213	17,761	6,214	5,902	11,119	2,966	4,476	206,651
Derivative financial instruments	254,655	100	91	160	1,070	533	227	256,836
Financial assets at fair value through other comprehensive income	1,789	2,421	365	8,699	12,424	17,179	28,959	71,836
Other financial assets	2,122	26	36	9	1	1	2	2,197
Total financial assets	901,750	78,046	17,214	35,870	92,489	66,132	256,237	1,447,738
Other assets								29,749
Total assets								1,477,487
Liabilities
Deposits at amortised cost from banks and customers	440,122	36,812	22,665	29,464	7,691	1,321	714	538,789
Cash collateral and settlement balances	65,227	28,857	—	—	—	—	—	94,084
Repurchase agreements and other similar secured borrowing	12,164	12,433	1,307	247	8,279	7,092	79	41,601
Debt securities in issue	5,535	17,004	9,949	7,286	17,558	12,079	27,414	96,825
Subordinated liabilities	—	121	—	584	1,987	1,554	6,248	10,494
Trading portfolio liabilities	58,669	—	—	—	—	—	—	58,669
Financial liabilities designated at fair value	180,554	31,587	13,867	14,579	23,469	13,994	19,489	297,539
Derivative financial instruments	249,481	21	—	24	82	64	372	250,044
Other financial liabilities	6,492	265	40	77	266	182	377	7,699
Total financial liabilities	1,018,244	127,100	47,828	52,261	59,332	36,286	54,693	1,395,744
Other liabilities								9,879
Total liabilities								1,405,623

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2022	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	256,351	—	—	—	—	—	—	256,351
Cash collateral and settlement balances	62,295	50,302	—	—	—	—	—	112,597
Loans and advances at amortised cost to banks and customers	22,581	6,644	9,104	17,663	49,259	43,551	204,490	353,292
Debt securities at amortised cost	—	1,258	612	2,554	14,856	12,968	13,239	45,487
Reverse repurchase agreements and other similar secured lending	442	333	—	—	—	—	1	776
Trading portfolio assets	133,813	—	—	—	—	—	—	133,813
Financial assets at fair value through the income statement	158,699	21,016	6,771	6,765	11,413	3,292	5,612	213,568
Derivative financial instruments	301,679	22	66	70	462	44	37	302,380
Financial assets at fair value through other comprehensive income	2,908	3,533	4,535	3,082	16,766	16,418	17,820	65,062
Other financial assets	1,561	49	—	43	—	1	2	1,656
Total financial assets	940,329	83,157	21,088	30,177	92,756	76,274	241,201	1,484,982
Other assets								28,717
Total assets								1,513,699
Liabilities
Deposits at amortised cost from banks and customers	477,022	29,790	19,388	13,665	4,590	499	828	545,782
Cash collateral and settlement balances	68,930	27,997	—	—	—	—	—	96,927
Repurchase agreements and other similar secured borrowing	9,419	399	—	943	6,139	10,069	83	27,052
Debt securities in issue	9,621	23,488	13,259	11,876	16,252	14,808	23,577	112,881
Subordinated liabilities	—	17	—	262	1,181	1,987	7,976	11,423
Trading portfolio liabilities	72,924	—	—	—	—	—	—	72,924
Financial liabilities designated at fair value	171,096	26,481	14,352	9,104	24,548	8,528	17,528	271,637
Derivative financial instruments	288,582	36	63	7	262	273	397	289,620
Other financial liabilities	7,841	48	43	84	409	247	484	9,156
Total financial liabilities	1,105,435	108,256	47,105	35,941	53,381	36,411	50,873	1,437,402
Other liabilities								7,037
Total liabilities								1,444,439
Contractual maturity of financial liabilities on an undiscounted basis
The table below presents the cash flows payable by the Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).
The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.
Derivative financial instruments held for trading and trading portfolio liabilities are included in the 'not more than one month' column at their fair value.

Contractual maturity of financial liabilities - undiscounted (audited)
	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2023
Deposits at amortised cost from banks and customers	440,184	37,101	23,055	30,377	8,107	1,540	882	541,246
Cash collateral and settlement balances	65,230	29,096	—	—	—	—	—	94,326
Repurchase agreements and other similar secured borrowing	12,196	12,516	1,326	252	9,042	7,902	213	43,447
Debt securities in issue	5,546	17,142	10,121	7,481	18,674	13,688	40,154	112,806
Subordinated liabilities	—	121	—	601	2,241	1,822	8,594	13,379
Trading portfolio liabilities	58,669	—	—	—	—	—	—	58,669
Financial liabilities designated at fair value	180,687	31,794	14,174	15,013	24,891	15,309	34,035	315,903
Derivative financial instruments	249,482	21	—	24	90	75	705	250,397
Other financial liabilities	6,492	269	45	89	309	220	615	8,039
Total financial liabilities	1,018,486	128,060	48,721	53,837	63,354	40,556	85,198	1,438,212
As at 31 December 2022
Deposits at amortised cost from banks and customers	477,050	29,921	19,393	13,798	4,606	499	1,082	546,349
Cash collateral and settlement balances	68,930	28,185	—	—	—	—	—	97,115
Repurchase agreements and other similar secured borrowing	9,430	401	—	946	6,920	12,234	252	30,183
Debt securities in issue	9,646	23,580	13,375	12,165	16,964	16,790	34,078	126,598
Subordinated liabilities	—	17	—	263	1,274	2,356	10,331	14,241
Trading portfolio liabilities	72,924	—	—	—	—	—	—	72,924
Financial liabilities designated at fair value	171,296	26,674	14,905	9,399	25,662	9,847	33,099	290,882
Derivative financial instruments	288,582	98	101	8	290	321	793	290,193
Other financial liabilities	7,841	58	56	109	488	308	564	9,424
Total financial liabilities	1,105,699	108,934	47,830	36,688	56,204	42,355	80,199	1,477,909
Maturity of off-balance sheet commitments given
The table below presents the maturity split of the Group’s off-balance sheet commitments given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments given (audited)
	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2023
Contingent liabilities and financial guarantees	25,217	119	2	1	1	—	—	25,340
Documentary credits and other short- term trade related transactions	2,348	3	1	—	—	—	—	2,352
Standby facilities, credit lines and other commitments	388,030	—	—	—	55	—	—	388,085
Total off-balance sheet commitments given	415,595	122	3	1	56	—	—	415,777

As at 31 December 2022
Contingent liabilities and financial guarantees	24,118	71	14	1	1	—	—	24,205
Documentary credits and other short- term trade related transactions	1,742	1	5	—	—	—	—	1,748
Standby facilities, credit lines and other commitments	393,723	—	—	—	37	—	—	393,760
Total off-balance sheet commitments given	419,583	72	19	1	38	—	—	419,713
Capital resources

Capital ratios[1,2]
As at 31 December	2023	2022
CET1	13.8%	13.9%
Tier 1 (T1)	17.7%	17.9%
Total regulatory capital	20.1%	20.8%
MREL ratio as a percentage of total RWAs	33.6%	33.5%

Own funds and eligible liabilities (audited)
	2023	2022
As at 31 December	£m	£m
Total equity excluding non-controlling interests per the balance sheet	71,204	68,292
Less: other equity instruments (recognised as AT1 capital)	(13,259)	(13,284)
Adjustment to retained earnings for foreseeable ordinary share dividends	(795)	(787)
Adjustment to retained earnings for foreseeable other equity coupons	(43)	(37)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1,901)	(1,726)
Goodwill and intangible assets	(7,790)	(8,224)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,630)	(1,500)
Fair value reserves related to gains or losses on cash flow hedges	3,707	7,237
Excess of expected losses over impairment	(296)	(119)
Gains or losses on liabilities at fair value resulting from own credit	136	(620)
Defined benefit pension fund assets	(2,654)	(3,430)
Direct and indirect holdings by an institution of own CET1 instruments	(20)	(20)
Adjustment under IFRS 9 transitional arrangements	288	700
Other regulatory adjustments	357	396
CET1 capital	47,304	46,878

AT1 capital
Capital instruments and related share premium accounts	13,263	13,284
Other regulatory adjustments and deductions	(60)	(60)
AT1 capital	13,203	13,224

T1 capital	60,507	60,102

T2 capital
Capital instruments and related share premium accounts	7,966	9,000
Qualifying T2 capital (including minority interests) issued by subsidiaries	569	1,095
Credit risk adjustments (excess of impairment over expected losses)	—	35
Other regulatory adjustments and deductions	(160)	(160)
Total regulatory capital	68,882	70,072

Less : Ineligible T2 capital (including minority interests) issued by subsidiaries	(569)	(1,095)
Eligible liabilities	46,995	43,851

Total own funds and eligible liabilities[3]	115,308	112,828

Total RWAs (Unaudited)	342,717	336,518
Foreign exchange risk (audited)
The Group is exposed to two sources of foreign exchange risk.
a) Transactional foreign currency exposure
Transactional foreign currency exposures represent exposure on banking assets and liabilities, denominated in currencies other than the functional currency of the transacting entity.
The Group’s risk management policies are designed to prevent the holding of significant open positions in foreign currencies outside the trading portfolio managed by Barclays International which is monitored through VaR.
Banking book transactional foreign exchange risk outside of Barclays International is monitored on a daily basis by the market risk function and minimised by the businesses.
b) Translational foreign exchange exposure
The Group’s investments in overseas subsidiaries and branches create capital resources denominated in foreign currencies, principally
USD and EUR. Changes in the GBP value of the net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital.
The Group’s strategy is to minimise the volatility of the capital ratios caused by foreign exchange movements, by matching the CET1 capital movements to the revaluation of the Group’s foreign currency RWA exposures.

Functional currency of operations (audited)
	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre- economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
31 December 2023
USD	26,524	(7,308)	(2,179)	17,037	(7,326)	9,711
EUR	9,868	(5,603)	—	4,265	(276)	3,989
JPY	646	(174)	—	472	—	472
Other currencies	3,329	(72)	(1,565)	1,692	(505)	1,187
Total	40,367	(13,157)	(3,744)	23,466	(8,107)	15,359

31 December 2022
USD	27,441	(7,363)	(2,086)	17,992	(8,688)	9,304
EUR	9,776	(5,461)	(3)	4,312	(283)	4,029
JPY	689	—	(197)	492	—	492
Other currencies	3,330	—	(1,676)	1,654	(279)	1,375
Total	41,236	(12,824)	(3,962)	24,450	(9,250)	15,200
Economic hedges relate to exposures arising on foreign currency denominated preference share and AT1 instruments. These are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes. The gain or loss arising from changes in the GBP value of these instruments is recognised on redemption in retained earnings.
During 2023, total structural currency exposure net of hedging instruments increased by £0.2bn to £15.4bn (2022: £15.2bn). Foreign currency net investments decreased by £0.8bn to £40.4bn (2022: £41.2bn) driven predominantly by a £0.9bn decrease in USD, offset by £0.1bn increase in EUR. The hedges (excluding economic hedges) associated with these investments increased by £0.1bn to
£16.9bn (2022: £16.8bn).

Net interest income sensitivity (AEaR) by business unit (audited)
	Barclays UK	Barclays International	Head Office	Total
As at 31 December	£m	£m	£m	£m
2023
+25bps	45	(8)	(16)	21
-25bps	(78)	5	16	(57)

2022
+25bps	15	25	(15)	25
-25bps	(59)	(29)	15	(73)
Note
The Group’s customer banking book hedging activity is risk reducing from an NII sensitivity perspective. The hedges  in place remove interest rate risk and smooth income over the medium term. The NII sensitivity for the Group at 31 December 2023 without hedging in place for +/-25bp rate shocks would be £184m/£(220)m respectively.

As at 31 December Net interest income sensitivity (AEaR) by currency (audited)
	2023		2022
	+25 basis points	-25 basis points	+25 basis points	-25 basis points
	£m	£m	£m	£m
GBP	(1)	(33)	(6)	(40)
USD	17	(18)	43	(45)
EUR	20	(21)	3	(4)
Other currencies	(15)	15	(15)	16
Total	21	(57)	25	(73)
Analysis of equity sensitivity
Equity sensitivity measures the overall impact of a +/-25bps movement in interest rates on retained earnings, FVOCI, cash flow hedge reserves and pensions. For non-NII items a DV01 metric is used, which is an indicator of the shift in value for a 1bp movement in the yield curve.

Analysis of equity sensitivity (audited)
As at 31 December	2023		2022
	+25 basis points	-25 basis points	+25 basis points	-25 basis points
	£m	£m	£m	£m
Net interest income	21	(57)	25	(73)
Taxation effects on the above	(5)	13	(5)	15
Effect on profit for the year	16	(44)	20	(58)
As percentage of net profit after tax	0.3%	(0.8%)	0.3%	(1.0%)

Effect on profit for the year (per above)	16	(44)	20	(58)
Fair value through other comprehensive income reserve	(246)	254	(291)	302
Cash flow hedge reserve	(744)	744	(774)	774
Taxation effects on the above	228	(230)	288	(291)
Effect on equity	(746)	724	(757)	727
As percentage of equity	(1.0%)	1.0%	(1.1%)	1.0%